   As Filed With the Securities and Exchange Commission on September __, 1998
                               File No. 002-89729



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                -----------------

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]



                                    MAS FUNDS
                                    ---------
               (Exact Name of Registrant as Specified in Charter)

                                One Tower Bridge
                           West Conshohocken, PA 19428
                         -------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (800) 354-818
                                                            -------------

                               Ms. Lorraine Truten
                                One Tower Bridge
                        West Conshohocken, PA 19428-0868
                     --------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

                               John H. Grady, Esq.
                           Morgan, Lewis & Bockius LLP
                              2000 One Logan Square
                           Philadelphia, PA 19103-6993

                                       and

                             Richard J. Shoch, Esq.
                         Miller Anderson & Sherrerd, LLP
                                One Tower Bridge
                           West Conshohocken, PA 19428

--------------------------------------------------------------------------------
Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                                    MAS FUNDS
                                September _, 1998
                              Cross Reference Sheet

ITEMS REQUIRED BY FORM N-14

Part A. Information Required in                             Registration Statement Heading
        Prospectus                                          ------------------------------
        -----------------------

Item 1.  Beginning of Registration                         Cover Page of Registration Statement
         Statement and outside Front Cover
         Page of Prospectus

Item 2.  Beginning and Outside Back                        Table of Contents
         Cover Page of Prospectus

Item 3.  Synopsis and Risk Factors                         Synopsis; Risks

Item 4.  Information About the Transaction                 Synopsis; Reasons for the Reorganization;
                                                           Description of the Reorganization

Item 5.  Information About the Registrant                  Prospectus Cover Page; Synopsis;
                                                           Description of the Reorganization; The
                                                           Portfolios' Investment Objectives and
                                                           Policies; Shareholder Rights; The MAS and
                                                           MSIF Portfolios

Item 6.  Information About the Company                     Prospectus Cover Page; Synopsis;
         Being Acquired                                    Description of the Reorganization; The
                                                           Portfolios' Investment Objectives and
                                                           Policies; Shareholder Rights; The MAS and
                                                           MSIF Portfolios

Item 7.  Voting Information                                Prospectus Cover Page; Notice of Special
                                                           Meeting of Shareholders; Synopsis; Voting
                                                           Matters

Item 8.  Interest of Certain Persons and                   Voting Matters
         Experts

Item 9.  Additional Information Required                   Inapplicable
         for Reoffering by Persons Deemed
         to be Underwriters

Part B.  Information Required in a
         Statement of Additional
         Information
         --------------------------

Item 10. Cover Page                                        Cover Page

Item 11. Table of Contents                                 Table of Contents

Item 12. Additional Information About                      Incorporated by Reference to the
         the Registrant                                    Registrant's Prospectus and SAI attached as
                                                           exhibits to this filing

Item 13. Additional Information About the                  Incorporated by Reference to the Company's
         the Company Being Acquired                        Prospectus and SAI attached as exhibits to
                                                           this filing

Item 14. Financial Statements                              Financial Statements


Part C.  Other Information

Item 15. Indemnification                                   Indemnification

Item 16. Exhibits                                          Exhibits

Item 17. Undertakings                                      Undertakings

                                    MAS Funds
                             PA Municipal Portfolio

Dear Shareholder:

         A Special Meeting of Shareholders of the PA Municipal Portfolio of the MAS Funds (the "Fund") has been scheduled for October 30, 1998. If you are a Shareholder of record as of the close of business on September 20, 1998, you are entitled to vote at the meeting and at any adjournment of the meeting.

         The attached Prospectus/Proxy Statement gives you information relating to the proposal upon which you are being asked to vote. The Board of Trustees recommends that you approve a reorganization whereby your Portfolio would transfer all of its assets and liabilities to the Fund's Municipal Portfolio. Assuming approval by Shareholders, you would receive shares of the corresponding Municipal Portfolio equal in value to your PA Municipal Portfolio shares. MAS Funds is an open-end management investment company, or mutual fund. Miller Anderson & Sherrerd, LLP is investment adviser to the fund and is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co. ("MSDW") It is anticipated that the transaction will be tax free for Shareholders, and the Board of Trustees expects it to result in operational efficiencies. We encourage you to follow the Trustees' recommendation to approve the proposal.

         Your vote is important to us. Your immediate response will help prevent the need for additional solicitations. Thank you for taking the time to consider this important proposal and for your investment in the Portfolio.

         Please mark, sign and date the enclosed Proxy Card and return it promptly in the enclosed, postage-paid envelope.

                                                Sincerely,



                                                James D. Schmid
                                                President

___________, 1998

                INFORMATION ABOUT YOUR PROXY STATEMENT/PROSPECTUS

Q.       Why am I receiving this Proxy Statement/Prospectus?

A. MAS Funds seeks your approval of a reorganization of the Fund's PA Municipal Portfolio. The Board of Trustees recommends the reorganization because it believes that it will result in a structure that more appropriately serves the needs of shareholders.

Q.       How will the reorganization work?

A. The PA Municipal Portfolio will transfer all of its assets and all of its liabilities to the Municipal Portfolio in return for shares of the Municipal Portfolio having an equivalent aggregate value. The net assets of the PA Municipal Portfolio will be transferred at their current value on the date of the transaction, and the shares provided in return will have a total value of the transferred net assets, again as of the transaction date. Finally, the PA Municipal Portfolio will distribute the shares received by it to its shareholders in a liquidating distribution. Shareholders of the PA Municipal Portfolio will thus effectively be converted into shareholders of the Municipal Portfolio. If the Plan is carried out as proposed there will be no federal or state tax consequences to either Portfolio or its shareholders.

         Please refer to the proxy statement/prospectus for a detailed explanation of the proposal and for a fuller description of the PA Municipal and Municipal Portfolios.

Q.       How will this affect my account?

A. Following the reorganization you will be a shareholder of the Municipal Portfolio. The reorganization will not, however, affect the value of your account. In addition, you can expect the same management expertise and shareholder services that you currently receive. The investment advisory fees of the Municipal and PA Municipal Portfolios are the same.

Q.       Why do I need to vote?

A. Your vote is needed to ensure that the proposal can be acted upon. Your immediate response on the enclosed proxy card will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate.

Q.       How does the Board of Trustees suggest that I vote?

A. After careful consideration, the Board of Trustees of MAS Funds recommends that you vote "FOR" the item proposed on the enclosed proxy card.

Q.       Who is paying for expenses related to the shareholder meeting?

A. The PA Municipal Portfolio and the Municipal Portfolio are paying for the expenses related to the shareholder meeting.

Q.       Where do I mail my proxy card?

A. You may use the enclosed postage-paid envelope or mail your proxy card to:

                  MAS Funds
                  One Tower Bridge
                  West Conshohocken, PA  19428-2899
                  Attn:  Michiko Ishimura

Q.       Whom do I call if I have questions?

A. We will be happy to answer your questions about the proxy solicitation. Please call us at (800) 354-8185 between 8:00 a.m. and 5:30 p.m. Eastern Time, Monday through Friday.

                                    MAS Funds
                       c/o Miller Anderson & Sherrerd, LLP
                                One Tower Bridge
                      West Conshohocken, Pennsylvania 19428

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON OCTOBER 30, 1998

Notice is hereby given that a Special Meeting of Shareholders of the Pennsylvania Municipal Portfolio (the "PA Municipal Portfolio") of MAS Funds will be held at the offices of Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, Pennsylvania on October 30, 1998 at 10:00 a.m. (Eastern Time) for the purposes of considering the proposals set forth below.

Proposal 1:       Approval of an Agreement and Plan of Reorganization and
                  Liquidation providing for (i) the purchase by the Municipal
                  Portfolio (the "Municipal Portfolio") of all of the assets and assumption of all of the liabilities of the Pennsylvania
                  Municipal Portfolio (the "PA Municipal Portfolio") in exchange for shares of the Municipal Portfolio; (ii) the distribution of the Municipal Portfolio shares so received to shareholders of the PA Municipal Portfolio; and (iii) the termination of the PA Municipal Portfolio;

Proposal 2:       The transaction of such other business as may properly be
                  brought before the meeting.

Shareholders of record as of the close of business on September 20, 1998 are entitled to notice of, and to vote at, this meeting or any adjournment thereof.

Please execute and return promptly the accompanying proxy card. This is important to ensure a quorum at the meeting. No postage is necessary if you use the enclosed envelope. You may revoke your proxy at any time before the meeting by submitting a written notice of revocation or a subsequently executed proxy or by attending the meeting and voting in person.

                                            John H. Grady, Jr.
                                            Secretary


_______________, 1998

                           PROXY STATEMENT/PROSPECTUS

                             _________________, 1998


          Relating to the Acquisition of the Assets and Liabilities of
                        MAS FUNDS PA MUNICIPAL PORTFOLIO

                        by and in Exchange for Shares of

                          MAS Funds Municipal Portfolio

                                    MAS Funds
                                One Tower Bridge
                      West Conshohocken, Pennsylvania 19428
                                 1-800-354-8185


This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees ("Board") of the MAS Funds (the "Fund") in connection with the Special Meeting of Shareholders (the "Meeting") of the PA Municipal Portfolio to be held on October 30, 1998 at 10:00 a.m. (Eastern Time) at the offices of Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA. At the meeting, shareholders of the PA Municipal Portfolio will be asked to consider and approve a proposed Agreement and Plan of Reorganization and Liquidation (the "Reorganization Agreement") by the Fund, on behalf of its PA Municipal Portfolio and the Municipal Portfolio (together, the "Portfolios") and the matters contemplated therein. A copy of the Reorganization Agreement is attached as Exhibit A.

The Reorganization Agreement provides that all of the assets and all of the liabilities of the PA Municipal Portfolio will be transferred to the Municipal Portfolio in return for shares of the Municipal Portfolio having an equivalent aggregate value. The assets and liabilities of the PA Municipal Portfolio will be transferred to the Municipal Portfolio at their current value on the date of that transaction, and the shares provided in return will have a total value equal to the total value of the transferred net assets, again as of the transaction date. Finally, the PA Municipal Portfolio will distribute the shares received by it to its shareholders in a liquidating distribution.

MAS Funds is an open-end management investment company, or mutual fund. Miller Anderson & Sherrerd, LLP ("Miller Anderson") provides investment advisory services to the fund and is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co. ("MSDW").

This Proxy Statement/Prospectus sets forth the information that a shareholder of the PA Municipal Portfolio should know before voting on the Reorganization, and should be retained for future reference. The following additional relevant documents have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference in whole or in part:

   (i) A Statement of Additional Information, dated ______, 1998, relating to this Proxy Statement/Prospectus and the Reorganization is incorporated into this Proxy Statement/Prospectus in its entirety. A copy of such Statement of Additional Information is available upon request and without charge by writing to MAS Funds, One Tower Bridge, West Conshohocken, Pennsylvania, 19428 or by calling toll-free 1-800-354-8185.

   (ii) The prospectus for MAS Funds relating to the Institutional Class Shares of the MAS Portfolios, dated January 31, 1998, as revised May 13, 1998 and supplemented August 27, 1998, contains a more detailed discussion of the investment objectives, policies and risks of the Fund. It is incorporated by reference into this Proxy Statement/Prospectus insofar as it relates to the PA Municipal Portfolio and the Municipal Portfolio and not to any other portfolio of the Fund described therein. A copy is available upon request and without charge by calling 1-800-354-8185.

   (iii) A Statement of Additional Information for the Fund, dated January 31, 1998, is incorporated by reference into this Proxy Statement/ Prospectus. A copy is available upon request and without charge by calling 1-800-354-8185.

This Proxy Statement/Prospectus constitutes the proxy statement of the PA Municipal Portfolio for the Meeting and is expected to be sent to shareholders on or about October 6, 1998. Only shareholders of record as of the close of business on September 20, 1998 (the "Record Date") are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                                           Page
                                                                           ----

SYNOPSIS......................................................................4
         The Reorganization...................................................4
         The Portfolios.......................................................4
RISKS.........................................................................6
REASONS FOR THE REORGANIZATION................................................6
INFORMATION RELATING TO THE REORGANIZATION....................................7
INFORMATION ABOUT THE PORTFOLIOS..............................................9
         Investment Summary:..................................................9
         Investment Adviser and Distributor..................................11
         Shareholder Information.............................................12
ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS..................................14
PORTFOLIO TRANSACTIONS.......................................................15
SHAREHOLDER RIGHTS...........................................................15
LEGAL MATTERS................................................................16
VOTING ON THE REORGANIZATION AGREEMENT.......................................16
OTHER BUSINESS...............................................................18
SHAREHOLDER INQUIRIES........................................................18

EXHIBIT A -- AGREEMENT AND PLAN OF REORGANIZATION AND
  LIQUIDATION.................................................................1

APPENDIX A....................................................................1

                                    SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus and is qualified by reference to the more complete information contained herein and in the attached Exhibit A. Shareholders should read this entire Proxy Statement/Prospectus carefully.

The Reorganization

The Board, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 ("1940 Act"), has unanimously approved, subject to shareholder approval, the PA Municipal Portfolio's entry into the Reorganization Agreement. A copy of the Reorganization Agreement is attached hereto as Exhibit A. The Reorganization Agreement provides that the assets and liabilities of the PA Municipal Portfolio will be transferred to the Municipal Portfolio at their current value on the date of that transaction, and that the shares provided in return will have a total value equal to the total value of the transferred net assets, again as of the transaction date. Finally, the Reorganization Agreement calls for the PA Municipal Portfolio to distribute the shares received by it to its shareholders in a liquidating distribution. Shareholders of the PA Municipal Portfolio will thus effectively be converted into shareholders of the Municipal Portfolio. There will be no federal or state tax consequences to either Portfolio or its shareholders. No sales charge will be imposed in connection with these transactions.

The Board, including the Trustees who are not "interested persons," has concluded that the Reorgan ization would be in the best interests of both Portfolios and their shareholders and that the interests of existing shareholders in the Portfolios would not be diluted as a result of the transaction contemplated by the Reorganization. The Board recommends that you vote for the approval of the Reorganization Agreement.

The Portfolios

Investment Objectives and Policies. The investment objectives and policies of the PA Municipal Portfolio are significantly similar to those of the corresponding Municipal Portfolio. The PA Municipal Portfolio and the Municipal Portfolio both invest in a diversified portfolio of fixed-income securities in order to realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income which is exempt from federal income tax. The PA Municipal Portfolio also seeks current income exempt from Pennsylvania personal income tax by investing principally in Pennsylvania municipal securities. The Pennsylvania municipal securities are also permissible investments for the Municipal Portfolio.

Risks. The PA Municipal Portfolio and the Municipal Portfolio are both municipal fixed-income portfolios and are, therefore, subject to similar risks. The market values of the securities in which the Portfolios invest may vary due to changes (or perceived changes) in credit quality, interest rate movements or market developments generally. The PA Municipal Portfolio also is subject to the risks associated with investment in the securities of a single state, including the risks of possible tax changes or a deterioration in economic conditions and differing levels of supply and demand for the municipal obligations of a single state (i.e., Pennsylvania).

Investment Adviser and Advisory Fees. Miller Anderson & Sherrerd, LLP ("Miller Anderson") is a registered investment adviser and serves as investment adviser to the Fund. Miller Anderson is wholly owned, indirectly, by subsidiaries of Morgan Stanley Dean Witter & Co. Miller Anderson also serves as investment adviser to employee benefit plans, endowment funds, foundations and other institutional investors, and as investment adviser or sub-adviser to several other investment companies. Miller Anderson had approximately $____ billion of assets under management as of ________, 1998 and is located at One Tower Bridge, West Conshohocken, Pennsylvania 19428.

The following table compares the annual operating expenses, including advisory fees, of the PA Municipal Portfolio and the Municipal Portfolio:


                           Annual Operating Expenses*
                     (As a percentage of average net assets)



                                           PA Municipal          Municipal
                                            Portfolio            Portfolio
                                         ----------------    ----------------
       Advisory Fees...................       0.281%              0.352%
       12b-1 Fees......................        NONE                NONE
       Other Expenses..................       0.219%              0.148%
       Total Operating Expenses........       0.500%**            0.500%**

------------
*    Net of fee waivers and/or expense reimbursements.
** The "Total Operating Expenses" shown reflect voluntary waivers and/or reimbursements by the Adviser to the extent necessary to keep Total Operating Expenses actually deducted from portfolio assets from exceeding 0.50%. Absent such waivers and/or reimbursements by the Adviser, the "Total Operating Expenses" would be 0.594% for PA Municipal Portfolio and 0.523% for the Municipal Portfolio.


Shareholder Information. The purchase and redemption procedures and exchange privileges of the PA Municipal Portfolio are identical to those of the Municipal Portfolio.

o Purchase and Redemption Procedures. Shares of each of the Portfolios are offered at net asset value. You may purchase or redeem shares directly through the Distributor or through participating dealers. The minimum initial investment is $5,000,000 for Institutional Class Shares. The minimum subsequent investment is $1,000 and there is no minimum for automatic reinvestment of dividends and distributions. The Fund reserves the right, in its sole discretion, to waive the minimum initial and additional investment amounts.

o Exchange Privileges. Each Portfolio's Institutional Class Shares may be exchanged for shares of the Fund's other portfolios offering Institutional Class Shares based on the respective net asset values of the shares involved. The officers of the Fund reserve the right not to accept an exchange request when, in their opinion, the exchange privilege is being used as a tool for market timing.

Tax Consequences. The consummation of the Reorganization is subject to the receipt of an opinion of counsel to the Adviser to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.


                                      RISKS

The PA Municipal Portfolio and the Municipal Portfolio are both municipal fixed-income portfolios and are, therefore, subject to similar risks. The market values of the securities in which the Portfolios invest may vary due to changes (or perceived changes) in credit quality, interest rate movements or market developments generally. In addition, high yield securities are often issued by smaller, less credit worthy companies or by highly leveraged firms, which are generally less able than more established or less leveraged firms to make scheduled payments of interest and principal.

The PA Municipal Portfolio may be subject to greater credit risks than would be present in a nationally diversified portfolio of municipal securities, such as in the Municipal Portfolio. The risks associated with investment in the securities of a single state include possible tax changes or a deterioration in economic conditions and differing levels of supply and demand for the municipal obligations of a single state (i.e., Pennsylvania).


                         REASONS FOR THE REORGANIZATION

The Reorganization has been proposed principally for two reasons. First, changes in Pennsylvania tax laws have eliminated one of the benefits of investing in the PA Municipal Portfolio. The personal property tax was recently eliminated. As a result, the after-tax yield advantage of Pennsylvania tax exempt securities has been reduced by approximately 0.25% for many of the PA Municipal Portfolio's shareholders (0.25% represents the net amount after accounting for the impact of federal taxes, while the gross amount of the reduction was 0.40%). In addition, Miller Anderson has found that there is a limited supply of Pennsylvania tax-exempt securities in the market sectors it finds most attractive.

In electing to approve and recommend the Reorganization Agreement to shareholders of PA Municipal Portfolio, the Trustees determined that the proposed transaction would benefit shareholders of both Portfolios. The Trustees also determined that the interests of the Portfolios' existing shareholders would not be diluted as a result of the merger.

In addition to considering the terms and conditions of the Reorganization Agreement, the Trustees considered the following benefits of the proposed transaction:

o Tax Law Changes: The Trustees considered the effect that Pennsylvania tax law changes would have on the Portfolio's after tax total returns.

o Diversification: The Trustees considered the fact that the investors would generally benefit from better diversification by investing in the Municipal Portfolio.

o Size; Efficiency: The Trustees considered the fact that the transaction will result in PA Municipal Portfolio shareholders owning shares in a larger Portfolio which may experience lower expenses (before any voluntary waivers are applied).

o Objectives and Policies: The Trustees considered the compatibility of the Portfolios' investment objectives and policies.

o Tax Treatment: The Trustees considered the fact that Morgan, Lewis & Bockius believes that the Reorganization will be tax-free to the Portfolios' shareholders.

The cost of the shareholders' meeting necessary in order to carry out the transaction will be borne by the Portfolios. These costs, however, will be relatively low due to the small number of PA Municipal Portfolio shareholders, and the fact that Miller Anderson personnel will conduct the proxy solicitation, rather than using a third-party solicitation/tabulation service provider. Approximately one-half of the PA Municipal Portfolio's beneficial owners are Miller Anderson employees and/or their immediate family members.

Based on the factors described above, the Trustees, including the Trustees who are not "interested persons" of the Fund, within the meaning of Section 2(a)(19) of the 1940 Act, determined that participation in the Reorganization is in the best interests of each Portfolio's shareholders and will not result in a dilution of interests of either Portfolio's shareholders. Accordingly, the Trustees recommend that shareholders approve the Reorganization.

                   INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A.

The Reorganization Agreement provides that substantially all of the assets and liabilities of the PA Municipal Portfolio will be transferred to the Municipal Portfolio at the close of business on _________, 1998 or such later date as is agreed to by the parties (the "Effective Time"). In exchange for the transfer of these assets, the Municipal Portfolio will simultaneously issue to the PA Municipal Portfolio, at the Effective Time, a number of full and fractional shares equal in value to the net asset value of the PA Municipal Portfolio immediately prior to the Effective Time.

Following the transfer of assets and liabilities in exchange for Municipal Portfolio shares, the PA Municipal Portfolio will distribute pro rata the Municipal Portfolio shares received to its shareholders in a liquidating distribution. Each shareholder of the PA Municipal Portfolio owning shares at the Effective Time will receive Municipal Portfolio shares of equal value. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the PA Municipal Portfolio's shareholders on the share records of the Municipal Portfolio's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Municipal Portfolio due to the shareholders of the PA Municipal Portfolio. The Municipal Portfolio does not issue share certificates to shareholders. Shares of the Municipal Portfolio will have no preemptive or conversion rights. After the Reorganization, the PA Municipal Portfolio will cease operations.

As provided in the Reorganization Agreement, the PA Municipal Portfolio will bear its own expenses associated with the Reorganization. The Reorganization is subject to a number of conditions, including the approval of the Reorganization Agreement by shareholders of the PA Municipal Portfolio; the receipt of certain legal opinions described in Sections 6, 7 and 8 of the Reorganization Agreement (including an opinion of counsel that the Municipal Portfolios' shares issued in accordance with the terms of the Reorganization Agreement will be validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning aggregate asset values; and the parties' performance in all material respects of the agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Effective Time of the Reorganization will be ______________, 1998 or such later date as is agreed to by the parties.

The Reorganization Agreement and the Reorganization may be abandoned without penalty at any time prior to the Effective Time of the Reorganization by resolution of the Board or at the discretion of any duly authorized officer of the Fund if circumstances should develop that, in the opinion of the Fund's Board or officers, make it inadvisable to proceed with the Reorganization.

Federal Income Taxes. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended. If it qualifies, shareholders of the Fund will not recognize gain or loss in the transaction; the tax basis of the Municipal Portfolio shares received will be the same as the tax basis of the PA Municipal Portfolio shares surrendered; and the holding period of the Municipal Portfolio shares received will include the holding period of the PA Municipal Portfolio shares surrendered, provided that the shares surrendered were capital assets in the hands of the PA Municipal Portfolio shareholders at the time of the transaction. As a condition to the closing of the Reorganization, the Fund will receive an opinion from counsel to that effect. The Adviser, on behalf of Fund, has not sought a tax ruling from the Internal Revenue Service. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including state and local tax consequences. The Adviser does not anticipate that securities held by the combined Portfolios will be sold in significant amounts to comply with the Municipal Portfolio's investment policies or strategies.

Capitalization. The following table sets forth as of __________________, (i) the capitalization of each Portfolio; and (ii) the pro forma combined capitalization of the Municipal Portfolio assuming the Reorganization has been approved.

                                             Net Asset Value
   Portfolio                    Net Assets      Per Share     Shares Outstanding
----------------------         ------------  ---------------  ------------------
PA Municipal Portfolio         $28,035,483      $11.85           2,365,547

Municipal Portfolio            $ 90,031,878     $11.78           7,639,910

Combined Portfolio             $118,067,361     $11.78          10,019,514



                        INFORMATION ABOUT THE PORTFOLIOS

                               Investment Summary:
                       Investments, Risks and Performance


This section tells you about and compares for each Portfolio:

o Its investment goal
o Its main investment strategies
o The risks of investing in the Portfolio

There is more information about the Portfolios' investment practices in the Statement of Additional Information ("SAI") which legally is a part of this Proxy Statement/Prospectus. For details about how to get an SAI and other reports and information, see the back cover of this Proxy Statement/Prospectus.

Investment Objectives and Policies

The investment objectives and policies of the PA Municipal Portfolio are significantly similar to those of the corresponding Municipal Portfolio. The PA Municipal Portfolio and the Municipal Portfolio both invest in a diversified portfolio of fixed-income securities in order to realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income which is exempt from federal income tax. The PA Municipal Portfolio also seeks current income exempt from Pennsylvania personal income tax by concentrating its investments in Pennsylvania municipal securities. The Pennsylvania municipal securities are also permissible investments for the Municipal Portfolio.

The PA Municipal Portfolio generally invests at least 80% of its assets in municipal securities and at least 65% of its assets in Pennsylvania municipal securities. The Municipal Portfolio invests its assets so that at least 80% of the income it distributes to shareholders will be exempt from federal regular income tax. Among other things, the Municipal Portfolio may invest in municipal securities of any state or states. As a result, the Municipal Portfolio may have greater diversification, and be less exposed to financial or economic changes affecting a single state, than PA Municipal Portfolio. [On September 25, 1998 shareholders of the Municipal Portfolio voted to change its investment policy from generally investing at least 80% of its assets in municipal securities to investing its assets so that at least 80% of the income it distributes to shareholders will be exempt from regular income tax. As a result of this change, the Municipal Portfolio may now seek opportunities to invest in certain types of securities that have the potential to enhance the Portfolio's total return without materially increasing the portion of the Portfolio's income distribution that is subject to federal income tax.]

Each Portfolio generally invests at least 80% of its assets in investment grade securities and may invest up to 20% in high yield securities. Each Portfolio also may use derivatives as part of its investment strategy. Each Portfolio's policy on the use of derivatives is identical.

Performance

The table below provides the average annual total return for each Portfolio for selected time periods. Additional information about each Portfolio is contained in the Statement of Additional Information relating to this Proxy Statement/Prospectus, and in the Prospectus relating to the Portfolios. How the Portfolios have performed in the past does not necessarily indicate how the Portfolios will perform in the future.


          Average Annual Total Return for Periods Ended _________, 1998

                    PA Municipal Portfolio             Municipal Portfolio
                     Institutional Class               Institutional Class

1 Year

5 Year

Since
Inception*


* Both the PA Municipal Portfolio Institutional Class and the Municipal Portfolio Institutional Class commenced operations October 1, 1992.

Portfolio Management. The Portfolios have the same portfolio managers, who share primary responsibility for managing the Portfolios' assets. The portfolio managers of each Portfolio are Kenneth B. Dunn, Steven K. Kreider and Scott F. Richard.

Fees and Expenses of the Portfolios

Neither the PA Municipal Portfolio nor the Municipal Portfolio charge any sales loads or similar fees when you purchase or redeem shares. The following table compares the annual operating expenses, including advisory fees, of the PA Municipal Portfolio and the Municipal Portfolio:

                           Annual Operating Expenses*
                     (as a percentage of average net assets)


                                           PA Municipal          Municipal
                                            Portfolio            Portfolio
                                         ----------------    ----------------
       Advisory Fees...................       0.281%**            0.352%**

       12b-1 Fees......................        NONE                NONE

       Other Expenses..................       0.219%              0.148%

       Total Operating Expenses........       0.500%              0.500%

------------
*    Net of fee waivers and/or expense reimbursements.
** The "Total Operating Expenses" shown reflect voluntary waivers and/or reimbursements by the Adviser to the extent necessary to keep Total Operating Expenses actually deducted from portfolio assets from exceeding 0.50%. Absent such waivers and/or reimbursements by the Adviser, the "Total Operating Expenses" would be 0.594% for PA Municipal Portfolio and 0.523% for the Municipal Portfolio.


Example

This example is intended to help you compare the cost of investing in the PA Municipal Portfolio with the cost of investing in the Municipal Portfolio.

The example assumes that you invest $1,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year    3 Years    5 Years    10 Years
                                  --------  ---------  ---------  ----------

PA Municipal Portfolio.......        $5        $16        $28        $63

Municipal Portfolio..........        $5        $16        $28        $63


                       Investment Adviser and Distributor

Investment Adviser

The Fund's investment adviser, Miller Anderson & Sherrerd, LLP, is a Pennsylvania limited liability partnership founded in 1969 and is located at One Tower Bridge, West Conshohocken, Pennsylvania 19428. Miller Anderson is wholly-owned, indirectly, by subsidiaries of Morgan Stanley, Dean Witter & Co. The Adviser provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors and, as of ______, 1998, had approximately $____ billion in assets under management.

Fund Administration

Miller Anderson serves as the Fund's Administrator under an Administration Agreement dated November 18, 1993. Chase Global Funds Services Company ("CGFSC"), a subsidiary of The Chase Manhattan Bank ("Chase"), 73 Tremont Street, Boston, MA 02108-3913, provides accounting and other services pursuant to a subadministration agreement with Miller Anderson. CGFSC also serves as transfer and dividend disbursing agent for Miller Anderson. Chase serves as custodian for the Portfolios.

Distribution of Portfolio Shares

MAS Fund Distribution, Inc., a wholly-owned subsidiary of the Adviser, One Tower Bridge, P.O. Box 868, West Conshohocken, Pennsylvania 19428-0868, serves as the Fund's distributor under a Distribution Agreement with the Fund.


                             Shareholder Information

Pricing of Portfolio Shares. The Portfolios sell and redeem shares at Net Asset Value ("NAV"). NAV per share is computed by dividing the total value of the investments and other assets of the portfolio, less any liabilities, by the total outstanding shares of the portfolio. Each Portfolio's NAV per share is determined as of one hour after the close of the bond markets (normally 4:00 p.m. Eastern Time) on each day the Portfolio is open for business.

Purchase of Shares. Institutional Class Shares of the Portfolios are available to clients of the Adviser with combined investments of $5,000,000 and Shareholder Organizations who have a contractual arrangement with the Fund or the Fund's Distributor, including institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others. Institutional Class Shares are offered directly to investors without a sales commission at the net asset value per share next determined after receipt of the purchase order. Purchase orders may be transmitted by mail or by wire.

Additional investments of Institutional Class Shares at net asset value may be made at any time (minimum additional investment is $1,000). Additional investment orders may be transmitted by mail or by wire.

The Fund reserves the right, in its sole discretion, to suspend the offering of Institutional Class Shares of any of its portfolios or to reject any purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund. The Fund also reserves the right, in its sole discretion, to waive the minimum initial and subsequent investment amounts.

Redemption of Shares. Shares of each Portfolio may be redeemed without charge by mail or, if authorized, by telephone. The shares will be redeemed at the next determined NAV. Any redemption proceeds may be more or less than the purchase price of the shares, depending on, among other things, the market value of the investment securities held by the Portfolio.

If the Board determines that it would be detrimental to the best interests of the remaining shareholders to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by a distribution in-kind of readily marketable securities held by a portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in such payments of redemptions.

Exchange Privileges. Each portfolio's Institutional Class Shares may be exchanged without charge for shares of the Fund's other portfolios offering Institutional Class Shares based on the respective NAV of the shares involved. The officers of the Fund reserve the right not to accept any request for an exchange when, in their opinion, the exchange privilege is being used as a tool for market timing. The Fund reserves the right to modify or terminate the exchange privilege at any time upon 60 days' notice to shareholders.

Dividends and Distributions. The PA Municipal and Municipal Portfolios normally distribute substantially all of their net investment income on a monthly basis. All dividends and distributions are automatically paid in additional shares of the portfolio unless the shareholder elects otherwise. Such election must be made in writing to the Fund. Undistributed net investment income is included in the portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the ex-dividend date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend).

Taxes. Each of the Portfolios intends to pay "exempt-interest" dividends to shareholders which are excluded from a shareholder's gross income for federal income tax purposes. Exempt-interest dividends received by shareholders from such portfolios may be subject to state and local taxes, although some states allow a shareholder to exclude that portion of a portfolio's tax-exempt income which is accountable to municipal securities issued within the shareholder's state of residence.

Since each of the Portfolios may invest in private activity municipal securities, investment in either of the Portfolios may not be an appropriate investment for persons who are "substantial users" (or persons who are related to "substantial users") of facilities financed through industrial development bonds or private activity bonds.

To the extent, if any, that distributions paid to shareholders of either Portfolio are derived from taxable interest or capital gains, such distributions will be subject to federal income tax. Additionally, such distributions are not eligible for the dividends received deduction for corporations.

Furthermore, the PA Municipal Portfolio invests at least 65% of its assets in Pennsylvania municipal securities. The income of the PA Municipal Portfolio that is derived from such securities and U.S. Governments will not be subject to the Pennsylvania personal income tax or to the Philadelphia School District investment net income tax. Distributions by the PA Municipal Portfolio to a Pennsylvania resident that are attributable to most other sources may be subject to the Pennsylvania personal income tax and (for residents of Philadelphia) to the Philadelphia School District investment net income tax.

Further discussion of tax considerations affecting shareholders of the Portfolios is found in the Statement of Additional Information.


                   ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

You may obtain additional information about the PA Municipal Portfolio and Municipal Portfolio in the following ways:

Prospectus. The Portfolios have a Prospectus that contains information about the operation and management of the Portfolios. The current prospectus, dated January 31, 1998, as revised May 13, 1998 and supplemented August 27, 1998, is incorporated herein by reference and accompanies this Proxy
Statement/Prospectus.

Statement of Additional Information. In addition to the prospectus, the Portfolios have a Statement of Additional Information ("SAI"), that contains additional, more detailed information about the Portfolios. The current SAI, dated January 31, 1998 is available upon request and without charge by calling 1-800-354-8185.

You may obtain the SAI, annual and semi-annual reports without charge by contacting MAS at the toll-free number above.

Shareholder Reports. The financial statements of the Portfolios contained in the MAS Funds Annual Report to shareholders for the fiscal year ended September 30, 1997 have been audited by PricewaterhouseCoopers LLP, its independent accountants. These financial statements, as well as interim financial statements dated as of March 31, 1998 and pro forma financial statements reflecting the Municipal Portfolio after the Reorganization, are incorporated by reference into this Proxy Statement/Prospectus insofar as they relate to the Portfolios, and not to any other portfolios that are a part of MAS Funds and described therein. A copy of MAS Fund's Annual Report, which includes discussions of the performance of the Portfolios, and the most recent Semi-Annual Report succeeding such Annual Report, may be obtained by writing MAS Funds at One Tower Bridge, West Conshohocken, Pennsylvania 19428 or by calling 1-800-354-8185. In addition, these discussions are reproduced in Appendix A to the Proxy Statement/Prospectus.

Information about MAS Funds, including the prospectus, SAI, and shareholder reports of each Portfolio, may be obtained from the SEC in any of the following ways: (1) in person: you may review and copy documents in the SEC's Public Reference Room in Washington D.C. (for information call 1-800-SEC-0330); (2) on-line: you may retrieve information from the SEC's web site at "http://www.sec.gov"; or (3) mail: you may request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, MAS Funds' 1940 Act registration number is 811-3980.

                             PORTFOLIO TRANSACTIONS

The Portfolios' policies regarding portfolio transactions are substantially identical. Please refer to the Portfolios' prospectus for more information.


                               SHAREHOLDER RIGHTS

General. The Fund was established as a business trust under Pennsylvania law by a Declaration of Trust dated February 15, 1984, as amended and restated as of November 11, 1993. The Fund is also governed by its Bylaws and by applicable Pennsylvania law.

Shares. The Fund is authorized to issue an unlimited number shares of beneficial interest, without par value, from an unlimited number of series (portfolios) of shares. Currently, the Fund consists of thirty-three portfolios and three classes of shares, the Institutional Class, the Adviser Class and the Investment Class shares. The three classes differ with respect to distribution costs, as set forth in the Fund prospectus. The Portfolios currently have only Institutional Class Shares outstanding. The shares of each MAS Portfolio have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

Shareholder Voting. Shareholders of each Portfolio have identical voting rights. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares. The shares of the Fund have non-cumulative voting rights, which means the holder of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. At shareholder meetings, the holders of 40% of a portfolio's shares entitled to vote at the meeting generally constitute a quorum. Shareholders of a class have exclusive voting rights regarding any matter submitted to shareholders that relates solely to that class of shares, and separate voting rights on any other matter submitted to shareholders in which the interests of the shareholders of that class differ from the interests of holders of any other class.

Shareholder Meetings. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A meeting will be held to vote on the removal of a Trustee(s) of the Fund if requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist in shareholder communications in such matters to the extent required by law.

Election and Term of Trustees. The Fund's affairs are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Pennsylvania. Trustees of the Fund are elected by a majority vote of a quorum cast by written ballot at the regular meeting of shareholders, if any, or at a special meeting held for that purpose. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Shareholders may remove a Trustee by vote of a majority of the votes entitled to be cast for the election of directors and may elect a successor to fill a resulting vacancy. A Trustee elected thereby serves for the balance of the term of the removed Trustee.

Shareholder Liability. The shareholders of the Fund generally are not personally liable for the acts, omissions or obligations of the Trustees or the Fund.

Liability of Trustees. The Trustees shall not be personally liable for any obligation of the Fund. The Fund will indemnify its Trustees and officers against all liabilities and expenses except for liabilities arising from such person's self-dealing, willful misconduct or recklessness.


                                  LEGAL MATTERS

Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. 20036, serves as counsel to MAS Funds.

THE BOARD OF TRUSTEES OF MAS FUNDS RECOMMEND THAT YOU VOTE FOR APPROVAL OF THE
REORGANIZATION AGREEMENT.                                  ---


                     VOTING ON THE REORGANIZATION AGREEMENT

General Information. This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of the Fund in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers of the Fund and Miller Anderson may also solicit proxies by telephone, telegraph, facsimile or in person. The cost of solicitation will be borne, directly or indirectly, by the Fund.

Vote Required to Approve Reorganization Agreement. Shareholders of the MAS Funds PA Municipal Portfolio on the Record Date will be entitled to one vote per share then held and a fractional vote for each fractional share then held. Approval of the Reorganization Agreement requires the affirmative vote of a majority of the outstanding voting securities present at the meeting, in person or by proxy. The vote of a "majority of the outstanding securities" means the vote of 67% or more of the voting securities present, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or the vote of more than 50% of the outstanding voting securities, whichever is less. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Secretary of the Fund a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person.

Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization Agreement. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter) will be treated as shares that are present at the Meeting but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a vote against approval of the Reorganization Agreement.

If sufficient votes in favor of the Proposal are not received by the time scheduled for the meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable period of time to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the votes cast in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote for an adjournment any proxies which they are entitled to vote in favor of the Proposal. They will vote as against any proxies required to be voted against the Proposal. The costs of any additional solicitation and of any adjourned session will be borne by the Portfolios.

Outstanding Shares. Only shareholders of record on the Record Date are entitled to notice of and to vote at the Meeting and any adjournment thereof. At the close of business on the Record Date there were outstanding and entitled to vote:

______________ shares of the PA Municipal Portfolio of MAS Funds


Beneficial Owners

The following table sets forth certain information as of September 20, 1998, concerning each person who owned, of record or beneficially, 5% or more of the shares of the PA Municipal Portfolio and/or the Municipal Portfolio. Miller Anderson may be deemed to "beneficially own" a substantial number of shares of the Portfolios because its investment advisory relationships may permit it to dispose of shares or advise Shareholders to dispose of shares. Miller Anderson may be deemed to control the Portfolio(s) if it beneficially owns more than 25% of the Portfolio(s) outstanding shares. Miller Anderson does not vote shares of MAS Funds for any of its clients.



--------------------------------------------------------------------------------
                             PA Municipal Portfolio
--------------------------------------------------------------------------------
                                                 Number of       Percentage of
Name & Address                                 Shares Owned       Shares Owned
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Municipal Portfolio
--------------------------------------------------------------------------------
                                                 Number of       Percentage of
Name & Address                                 Shares Owned       Shares Owned
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*    Record and Beneficial Ownership.
+    Less than 1%.

As of September 20, 1998 the Directors and officers of the Fund as a group owned [less than 1%] of the total outstanding shares of each Portfolio.

Expenses. In order to obtain the necessary quorum at the Meeting, additional solicitation may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of Miller Anderson or the Fund. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by the Portfolios. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.


                                 OTHER BUSINESS

The Board knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named as proxy.


                              SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed the Fund in writing at the address on the cover page of this Proxy Statement/Prospectus or by telephoning 1-800-354-8185.

Shareholders who do not expect to be present at the meeting are requested to date and sign the enclosed proxy and return it in the enclosed envelope. No postage is required if mailed in the United States.

                                   The Order of the Board of Trustees,



                                   Secretary
                                   MAS Funds

                                    EXHIBIT A

                               AGREEMENT AND PLAN
                        OF REORGANIZATION AND LIQUIDATION

         AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated as of ___________________ (the "Agreement"), by and between the MAS Funds Municipal Portfolio (the "Acquiring Fund") and the MAS Funds PA Municipal Portfolio (the "Acquired Fund").

         WHEREAS, MAS Funds ("MAS") was organized under Pennsylvania law as a business trust under a Declaration of Trust dated February 15, 1984, as amended and restated; MAS Funds is an open-end management investment company registered under the 1940 Act; and the Acquiring and Acquired Funds are duly organized and validly existing series of MAS Funds;

         NOW, THEREFORE, in consideration of the mutual premises herein contained, the parties hereto agree to effect (i) the transfer of all of the assets of the Acquired Fund solely in exchange for (a) the assumption by the Acquiring Fund of all or substantially all of the liabilities of the Acquired Fund and (b) beneficial shares of the Acquiring Fund followed by the distribution, at the Effective Time (as defined in Section 9 of this Agreement), of such beneficial shares of the Acquiring Fund to the holders of beneficial shares of the Acquired Fund on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund. For convenience: the beneficial shares of the Acquiring Fund that are given in exchange for the assets of the Acquired Fund are referred to hereinafter as the "Acquiring Fund Shares"; and the beneficial shares of the Acquired Fund that are held by the holders of such shares at the Effective Time are referred to hereinafter as the "Acquired Fund Shares." The parties hereto covenant and agree as follows:

         1. Plan of Reorganization. At the Effective Time, the Acquired Fund will assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and assign all or substantially all of its liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Effective Time (the "Statement of Assets and Liabilities") to the Acquiring Fund and the Acquiring Fund shall acquire all such assets, and shall assume all such liabilities of the Acquired Fund, in exchange for delivery to the Acquired Fund by the Acquiring Fund of a number of its Acquiring Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares of the Acquired Fund outstanding immediately prior to the Effective Time. The assets and stated liabilities of the Acquired Fund, as set forth in a statement of assets and liabilities shall be exclusively assigned to and assumed by the Acquiring Fund. All debts, liabilities, obligations and duties of the Acquired Fund, to the extent that they exist at or after the Effective Time and are stated in a statement of assets and liabilities, shall after the Effective Time attach to the Acquiring Fund and may be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund.

         2. Transfer of Assets. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in a statement of assets and liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of such Acquired Fund and other property owned by such Acquired Fund at the Effective Time.

         3. Liquidation and Dissolution of the Acquired Fund. At the Effective Time, the Acquired Fund will liquidate and the Acquiring Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Effective Time in exchange for Acquired Fund Shares and in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund will receive a number of Acquiring Fund Shares equal in value to the Acquired Fund Shares held by that shareholder. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Fund in the name of each shareholder of record of the Acquired Fund and representing the respective number of Acquiring Fund Shares due such shareholder. As soon as practicable after the Effective Time, but not later than November 30, 1998, MAS shall take all steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.

         4. Representations and Warranties of the Acquiring Fund. The Acquiring Fund represents and warrants to the Acquired Fund as follows:

             (a) Shares to be Issued upon Reorganization. The Acquiring Fund Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable.

             (b) Liabilities. There are no liabilities of the Acquiring Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Fund's statement of assets and liabilities, if any, and liabilities incurred in the ordinary course of business prior to the Effective Time or otherwise previously disclosed to the Acquired Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Fund.

             (c) Litigation. Except as previously disclosed to the Acquired Fund, there are no claims, actions, suits or proceedings pending or, to the actual knowledge of the Acquiring Fund, threatened which would materially adversely affect any of the Acquiring Fund or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

             (d) Taxes. As of the Effective Time, all Federal and other tax returns and reports of the Acquiring Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

         5. Representations and Warranties of the Acquired Fund. The Acquired Fund represents and warrants to the Acquiring Fund as follows:

             (a) Marketable Title to Assets. The Acquired Fund will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Acquiring Fund. Upon delivery and payment for such assets, the Acquiring Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims.

             (b) Liabilities. There are no liabilities of the Acquired Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquired Fund's statement of assets and liabilities, and liabilities incurred in the ordinary course of business prior to the Effective Time or otherwise previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquired Fund.

             (c) Litigation. Except as previously disclosed to the Acquiring Fund, there are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquired Fund, threatened which would materially adversely affect the Acquired Fund or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

             (d) Taxes. As of the Effective Time, all Federal and other tax returns and reports of the Acquired Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

         6. Condition Precedent to Obligations of the Acquiring Fund. All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

         7. Condition Precedent to Obligations of the Acquired Fund. All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

         8. Further Conditions Precedent to Obligations of the Acquired Fund and the Acquiring Fund. The obligations of the Acquired Fund and the Acquiring Fund to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions:

             (a) Such authority from the Securities and Exchange Commission (the "SEC") as may be necessary to permit the parties to carry out the transactions contemplated by this Agreement shall have been received.

             (b)  The Registration Statement on Form N-1A of the Acquiring
             Fund shall be effective under the Securities Act of 1933 (the "1933 Act"), and, to the best knowledge of the Acquiring Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

             (c) The Acquiring Fund has filed all documents and paid all fees required to permit their shares to be offered to the public in all states of the United States, the Commonwealth of Puerto Rico and the District of Columbia (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated.

             (d) The Acquired Fund and the Acquiring Fund shall have received on or before the Effective Time an opinion of counsel satisfactory to the Acquired Fund and the Acquiring Fund substantially to the effect that for Federal income tax purposes:

                  (1) No gain or loss will be recognized to the Acquired Fund upon the transfer of its assets in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund's stated liabilities;

                  (2) No gain or loss will be recognized to the Acquiring Fund on its receipt of the Acquired Fund's assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund's liabilities;

                  (3) The basis of an Acquired Fund's assets in the Acquiring Fund's hands will be the same as the basis of those assets in the Acquired Fund's hands immediately before the conversion;

                  (4) The Acquiring Fund's holding period for the assets transferred to the Acquiring Fund by the Acquired Fund will include the holding period of those assets in the Acquired Fund's hands immediately before the conversion;

                  (5) No gain or loss will be recognized to the Acquired Fund on the distribution of the Acquiring Fund Shares to the Acquired Fund's shareholders in exchange for their Acquired Fund Shares;

                  (6) No gain or loss will be recognized to the Acquired Fund's shareholders as a result of the Acquired Fund's distribution of Acquiring Fund Shares to the Acquired Fund's shareholders in exchange for the Acquired Fund's shareholders' Acquired Fund Shares;

                  (7) The basis of the Acquiring Fund Shares received by the Acquired Fund's shareholders will be the same as the adjusted basis of that Acquired Fund's shareholders' Acquired Fund Shares surrendered in exchange therefor; and

                  (8) The holding period of the Acquiring Fund Shares received by the Acquired Fund's shareholders will include the Acquired Fund's shareholders' holding period for the Acquired Fund's shareholders' Acquired Fund Shares surrendered in exchange therefor, provided that said Acquired Fund Shares were held as capital assets on the date of the conversion.

             (e) A vote approving this Agreement and the Reorganization contemplated hereby shall have been adopted by at least a majority of the outstanding shares of the Acquired Fund entitled to vote at an annual or special meeting.

             (f) The Board of Trustees of MAS, at a meeting duly called for such purpose, shall have authorized the issuance by the Acquiring Fund of Acquiring Fund Shares at the Effective Time in exchange for the assets of the Acquired Fund pursuant to the terms and provisions of this Agreement.

         9. Effective Time of the Reorganization. The exchange of the Acquired Fund's assets for Acquiring Fund Shares shall be effective as of close of business on November 13, 1998, or at such other time and date as fixed by the mutual consent of the parties (the "Effective Time").

         10. Termination. This Agreement and the transactions contemplated hereby may be terminated and abandoned with respect to the Acquiring Fund and/or the Acquired Fund without penalty by resolution of the Board of Trustees of MAS Funds or at the discretion of any duly authorized officer of MAS Funds, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board or officer, make proceeding with the Agreement inadvisable.

         11. Amendment and Waiver. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; PROVIDED, that no such amendment may have the effect of changing the provisions for determining the number or value of Acquiring Fund Shares to be paid to the Acquired Fund's shareholders under this Agreement to the detriment of the Acquired Fund's shareholders without their further approval. Furthermore, either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the President or any Vice President of the waiving party with or without the approval of such party's shareholders).

         12. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania.

         13. Fees and Expenses.

             (a) The Acquiring Fund and the Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

             (b) Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by each Fund will be borne by such Fund. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Proxy Statement under the Securities Exchange Act of 1934; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Acquired Fund's shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (iv) postage; (v) printing;
             (vi) accounting fees; (vii) legal fees; and (viii) solicitation costs of the transaction. The Acquiring Fund shall pay its own Federal and state registration fees.


         14. Headings, Counterparts, Assignment.

             (a) The article and paragraph headings contained in this Agreement are for reference purposes only and shall not effect in any way the meaning or interpretation of this Agreement.

             (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

             (c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

         15. Entire Agreement. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

         16. Further Assurances. The Acquiring Fund and the Acquired Fund shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

         17. Binding Nature of Agreement. As provided in the MAS Funds Declaration of Trust, as amended and supplemented to date, on file with the Pennsylvania Corporation Bureau of the Department of State, this Agreement was executed by the undersigned officers of MAS Funds, on behalf of the Acquiring Fund and the Acquired Fund, as officers and not individually, and the obligations of this Agreement are not binding upon the undersigned officers individually, but are binding only upon the assets and property of the corporation or trust. Moreover, no series of a trust shall be liable for the obligations of any other series of that trust.

         IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the date first written above.

         MAS Funds, on behalf of its series, PA Municipal Portfolio

                                      By ___________________________________

                                      Name: ________________________________

                                      Title: _______________________________

         MAS Funds, on behalf of its series, Municipal Portfolio

                                      By ___________________________________

                                      Name: ________________________________

                                      Title: _______________________________

                       STATEMENT OF ADDITIONAL INFORMATION
                            __________________, 1998

                        MAS Funds PA Municipal Portfolio
                                One Tower Bridge
                           West Conshohocken, PA 19428
                                 1-800-354-8185


This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated ______, 1998 for the Special Meeting of Shareholders (the "Meeting") of the PA Municipal Portfolio (the "Portfolio"), to be held on October 30, 1998. Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling Miller Anderson & Sherrerd, LLP at 1-800-354-8185.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy
Statement/Prospectus.

Further information about shares of the Portfolio is contained in and incorporated by reference to the Portfolios' Statement of Additional Information dated January 31, 1998, a copy of which is included herewith. The audited financial statements and related independent accountants' report for the Portfolios contained in the 1997 Annual Report to Shareholders dated September 30, 1997 are hereby incorporated herein by reference. The unaudited financial statements for the Portfolio contained in the 1998 Semi-Annual Report to Shareholders dated March 31, 1998 also are incorporated herein by reference. No other parts of the Annual Report or the subsequent Semi-Annual Report are incorporated by reference herein.

The date of this Statement of Additional Information is ____________, 1998.

                                   APPENDIX A

MAS Funds
Statement of Net Assets (Unaudited)


                                                    Face Amount                            Value
                                                       (000)                               (000)
                                         ---------------------------------   ---------------------------------
                              Ratings                   PA       Pro Forma                  PA       Pro Forma
                             (Standard   Municipal   Municipal   Combined    Municipal   Municipal   Combined
      March 31, 1998         & Poor's)   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
      --------------         ---------   ---------   ---------   ---------   ---------   ---------   ---------

Municipal Bonds (84.8%)
Adelanto, CA School
  District (FGIC)
  Zero Coupon, 9/1/18......  AAA          $4,350      $   --      $4,350      $ 1,507     $    --    $  1,507
Aldine, TX Independent
  School District (PSFG)
  Zero Coupon, 2/15/07.....  AAA             750          --         750          497          --         497
Aliquippa School District,
  PA
  Zero Coupon, 6/1/12......  A                --         685         685           --         328         328
Allegheny County, PA
  (AMBAC)
  Zero Coupon, 5/1/03......  AAA              --         325         325           --         261         261
Allegheny County, PA
  Sanitation Authority,
  Series B, (MBIA)
  Zero Coupon, 6/1/10......  AAA           1,500          --       1,500          838          --         838
Arkansas State Development
  Finance Authority Home
  Mortgage Revenue Bonds,
  Series B-1,
  4.90%, 7/1/29............  AAA             725         275       1,000          731         277       1,008
Benicia, CA School District
  (MBIA)
  Zero Coupon, 8/1/11......  AAA           3,480          --       3,480        1,806          --       1,806
Berks County, PA (FGIC)
  Zero Coupon 11/15/20.....  AAA              --       1,000       1,000           --         305         305
  Zero Coupon 5/15/19......  AAA              --       1,250       1,250           --         417         417
Berks County, PA Solid
  Waste Authority (FGIC)
  6.00%, 4/1/11............  AAA              --         250         250           --         268         268
Bradford, PA Area School
  District (FGIC)
  4.60%, 10/1/10...........  AAA              --         250         250           --         245         245
Bucks County, PA Water &
  Sewer Authority Revenue
  Bonds (FGIC)
  +Series B, 5.50%,
     2/1/08................  Aaa              --         185         185           --         191         191
  Zero Coupon, 12/1/05.....  AAA              --         375         375           --         266         266
California Housing &
  Finance Agency Revenue
  Bonds (MBIA)
  5.30%, 8/1/14............  AAA             175          --         175          179          --         179
California School Finance
  Authority Lease Revenue
  Bonds, Series A (MBIA)
  6.70%, 7/1/02............  AAA           1,305          --       1,305        1,376          --       1,376

                                        1

MAS Funds
Statement of Net Assets (Unaudited) -- (Continued)


                                                    Face Amount                            Value
                                                       (000)                               (000)
                                         ---------------------------------   ---------------------------------
                              Ratings                   PA       Pro Forma                  PA       Pro Forma
                             (Standard   Municipal   Municipal   Combined    Municipal   Municipal   Combined
      March 31, 1998         & Poor's)   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
      --------------         ---------   ---------   ---------   ---------   ---------   ---------   ---------

California State Department
  of Veterans Affairs Home
  Purchase Revenue Bonds,
  Series A, TBA (AMBAC)
  4.90%, 12/1/18...........  AAA          $1,675      $   --      $1,675      $ 1,672     $    --    $  1,672
California State
  Zero Coupon, 3/1/04......  A+              375          --         375          291          --         291
Casino Reinvestment
  Development Authority,
  Series A (FSA)
  5.00%, 10/1/03...........  AAA           1,300          --       1,300        1,347          --       1,347
Center Township, PA Sewer
  Authority Revenue Bonds,
  Series A (MBIA)
  Zero Coupon, 4/15/17.....  AAA              --         615         615           --         229         229
  Zero Coupon, 4/15/19.....  AAA             855          --         855          286          --         286
  6.00%, 4/15/03...........  AAA              --         500         500           --         539         539
Charleston County, SC,
  Resource Recovery Revenue
  Bonds (AMBAC)
  5.15%, 1/1/09............  AAA           1,000          --       1,000        1,024          --       1,024
Chartiera Valley, PA (FGIC)
  Zero Coupon, 2/1/06......  AAA              --         425         425           --         298         298
Chicago, IL Wastewater
  Transmission Revenue
  Bonds (FGIC)
  5.125%, 1/1/03...........  AAA           1,300          --       1,300        1,350          --       1,350
Cleveland, OH Airport
  Special Revenue Bonds,
  TBA
  5.50%, 12/1/08...........  BB-             750          --         750          743          --         743
Cleveland, OH City School
  District (AMBAC)
  4.80%, 6/1/03............  AAA           1,300          --       1,300        1,334          --       1,334
Clinton County, PA
  Industrial Development
  Authority
  6.25%, 11/15/06..........  BB-              --         150         150           --         156         156
Colorado Health Facilities
  Revenue Bonds, Series A
  Zero Coupon, 7/15/20.....  AAA           1,000          --       1,000          305          --         305
Delaware County, PA
  Industrial Development
  Authority Revenue Bonds,
  Series A
  6.50%, 1/1/08............  A               450         200         650          506         225         731
Elizabeth Forward, PA
  School District
  Series B
  Zero Coupon, 9/1/08
     (AMBAC)...............  AAA             425          --         425          262          --         262
  Zero Coupon, 9/1/11
     (MBIA)................  AAA             850         400       1,250          440         207         647

MAS Funds
Statement of Net Assets (Unaudited) -- (Continued)


                                                    Face Amount                            Value
                                                       (000)                               (000)
                                         ---------------------------------   ---------------------------------
                              Ratings                   PA       Pro Forma                  PA       Pro Forma
                             (Standard   Municipal   Municipal   Combined    Municipal   Municipal   Combined
      March 31, 1998         & Poor's)   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
      --------------         ---------   ---------   ---------   ---------   ---------   ---------   ---------

Fort Bend, TX Independent
  School District (PSFG)
  Zero Coupon, 2/15/07.....  AAA          $1,250      $   --      $1,250      $   828     $    --    $    828
  Zero Coupon, 2/15/08.....  AAA             940          --         940          591          --         591
Georgia State Housing &
  Financing Authority,
  Series A A2
  5.875%, 12/1/19..........  AA+             160         105         265          166         109         275
Girard Area, PA School
  District (FGIC)
  Zero Coupon 10/1/18......  AAA              --         700         700           --         241         241
  Zero Coupon 10/1/19......  AAA              --         250         250           --          82          82
Grand Prairie, TX
  Independent School
  District (PSFG)
  Zero Coupon, 8/15/07.....  AAA             750          --         750          486          --         486
Hamilton Southeastern, IN
  (AMBAC)
  Zero Coupon, 1/1/15......  AAA           1,000          --       1,000          417          --         417
Harris County, TX Toll
  Road, Series A (MBIA)
  Zero Coupon, 8/15/07.....  AA+             475          --         475          308          --         308
Hawaii State Housing
  Finance & Development
  Corp., Single Family
  Mortgage Revenue Bonds,
  Series A
  4.90%, 7/1/28............  AA              350         125         475          352         126         478
+Hillsborough County, FL
  Housing & Finance
  Authority, Single Family
  Mortgage Revenue Bonds
  4.50%, 4/1/30............  Aaa             725         275       1,000          736         279       1,015
Houston TX Housing Finance
  & Development Corp.,
  Single Family Mortgage
  Revenue Bonds, Series B-1
  8.00%, 6/1/14............  A               325         175         500          357         192         549
Houston, TX Independent
  School District (PSFG)
  Zero Coupon, 8/15/12.....  AAA             550          --         550          266          --         266
Huron, MI School District
  (AMBAC)
  Zero Coupon, 5/1/18......  AAA              --       1,500       1,500           --         531         531
Hurst Euless Bedford, TX
  Independent School
  District (PSFG)
  Zero Coupon, 8/15/17.....  AAA             965          --         965          349          --         349
  Zero Coupon, 8/15/18.....  AAA           1,100          --       1,100          377          --         377

MAS Funds
Statement of Net Assets (Unaudited) -- (Continued)


                                                    Face Amount                            Value
                                                       (000)                               (000)
                                         ---------------------------------   ---------------------------------
                              Ratings                   PA       Pro Forma                  PA       Pro Forma
                             (Standard   Municipal   Municipal   Combined    Municipal   Municipal   Combined
      March 31, 1998         & Poor's)   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
      --------------         ---------   ---------   ---------   ---------   ---------   ---------   ---------

+Idaho Housing & Finance
  Association, Single
  Family Mortgage Revenue
  Bonds,
  Series F, 5.70%,
     7/1/27................  Aaa          $  245      $   --      $  245      $   252     $    --    $    252
  Series H-2, 5.40%, 7/1/27
     (FHA).................  Aaa             500         250         750          510         255         765
Illinois Development
  Finance Authority Revenue
  Bonds (FGIC)
  Zero Coupon, 12/1/09.....  AAA           2,000          --       2,000        1,150          --       1,150
Indiana Transportation
  Finance Authority Highway
  Revenue Bonds (AMBAC)
  Zero Coupon, 12/1/16.....  AAA           1,695          --       1,695          637          --         637
+Indiana State Housing
  Finance Authority Revenue
  Bonds, Series A2 (AMBAC)
  5.55%, 1/1/21............  Aaa             500          --         500          516          --         516
Indianapolis Airport
  Authority Revenue Bonds
  7.10%, 1/15/17...........  BBB             375          --         375          422          --         422
Intermountain Power Agency,
  UT,
  Series A, Zero Coupon,
     7/1/17................  A+            1,750          --       1,750          641          --         641
  Series B, 6.50%, 7/1/09
     (MBIA)................  AAA             875         300       1,175        1,017         349       1,366
  Series C, 4.80%, 7/1/03
     (FSA).................  AAA           1,300          --       1,300        1,331          --       1,331
Iowa Finance Authority
  Single Family Revenue
  Bonds, Series G
  4.95%, 1/1/21............  AAA             500         200         700          505         202         707
Jacksonville, FL Electric
  Authority Revenue Bonds
  Zero Coupon, 10/1/11.....  AA              325          --         325          169          --         169
Jefferson Parish, LA School
  Board Sales & Use Tax
  Revenue Bonds, TBA (FSA)
  Zero Coupon, 9/1/06......  AAA           1,000          --       1,000          676          --         676
Kane & De Kalb Counties, IL
  Unit School District
  (AMBAC)
  Zero Coupon, 12/1/09.....  AAA             525         200         725          302         115         417
Kansas City, KA Utility
  Systems Revenue Bonds
  (AMBAC)
  Zero Coupon, 3/1/06......  AAA             130          --         130           91          --          91
  Zero Coupon, 3/1/06......  AAA              95          --          95           67          --          67

MAS Funds
Statement of Net Assets (Unaudited) -- (Continued)


                                                    Face Amount                            Value
                                                       (000)                               (000)
                                         ---------------------------------   ---------------------------------
                              Ratings                   PA       Pro Forma                  PA       Pro Forma
                             (Standard   Municipal   Municipal   Combined    Municipal   Municipal   Combined
      March 31, 1998         & Poor's)   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
      --------------         ---------   ---------   ---------   ---------   ---------   ---------   ---------

+Keller, TX Independent
  School District (PSFG)
  Zero Coupon, 8/15/12.....  Aaa          $  800      $   --      $  800      $   387     $    --    $    387
Kentucky State Turnpike
  Authority (FGIC)
  Zero Coupon, 1/1/10......  AAA             450          --         450          258          --         258
La Joya, TX Independent
  School District (PSFG)
  Zero Coupon, 8/1/12......  AAA             645          --         645          312          --         312
Lehigh County, PA General
  Purpose Authority Revenue
  Bonds, Horizons Health
  Systems, Inc.,
  Series B, 8.25%,
     7/1/13................  N/R              --         250         250           --         263         263
  +Series C, 4.90%, 7/1/11
     (MBIA)................  Aaa             920         275       1,195          912         273       1,185
Little Rock, AK Airport
  Passenger Facility
  Revenue Bonds (AMBAC)
  5.65%, 5/1/16............  AAA             220          --         220          233          --         233
Maricopa County, AZ Unified
  School
  District -- Chandler
  (FGIC)
  Zero Coupon, 7/1/07......  AAA             250          --         250          163          --         163
Maryland Transportation
  Authority (FGIC)
  Zero Coupon 7/1/08.......  AAA             250          --         250          157          --         157
Mercer County, NJ Revenue
  Bonds
  Zero Coupon, 4/1/06......  AA-             350          --         350          246          --         246
Metropolitan Government
  Nashville & Davidson
  County, TN Health &
  Education Facilities
  Board Revenue Bonds,
  Series A
  5.25%, 5/1/03............  AA              900         335       1,235          942         350       1,292
Metropolitan Pier &
  Exposition Authority, IL,
  Series A, (AMBAC),
  4.90%, 12/15/03..........  AAA           1,275          --       1,275        1,316          --       1,316
Michigan State Housing
  Development Authority,
  Series B,
  5.50% 12/1/26............  AA+             485          --         485          500          --         500
Michigan State Trunk Line,
  Series A (AMBAC)
  Zero Coupon 10/1/05......  AAA             750          --         750          537          --         537
  Zero Coupon 10/1/12......  AAA           1,500          --       1,500          729          --         729
Midland, TX Independent
  School District (PSFG)
  Zero Coupon, 8/15/06.....  AAA             750          --         750          511          --         511

MAS Funds
Statement of Net Assets (Unaudited) -- (Continued)


                                                    Face Amount                            Value
                                                       (000)                               (000)
                                         ---------------------------------   ---------------------------------
                              Ratings                   PA       Pro Forma                  PA       Pro Forma
                             (Standard   Municipal   Municipal   Combined    Municipal   Municipal   Combined
      March 31, 1998         & Poor's)   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
      --------------         ---------   ---------   ---------   ---------   ---------   ---------   ---------

Millcreek Township, PA
  (FGIC)
  Zero Coupon, 8/15/05.....  AAA          $  325      $  375      $  700      $   234     $   270    $    504
Minnesota State Housing &
  Agency, Single Family
  Mortgage Revenue Bonds,
  Series E
  5.05%, 7/1/24............  AA+           1,300         550       1,850        1,321         559       1,880
Mississippi Housing Finance
  Corp.,
  Zero Coupon, 9/15/16.....  AA-           5,250          --       5,250        2,017          --       2,017
Mobile, AL Industrial
  Development Board Solid
  Waste Disposal Revenue
  Bonds
  6.95%, 1/1/20............  BBB-            180          80         260          202          90         292
Montour, PA School District
  (MBIA)
  Zero Coupon, 1/1/13......  AAA              --         300         300           --         143         143
Nebraska Investment Finance
  Authority Revenue Bonds,
  Series B, 5.60%,
     3/1/20................  AAA             465          --         465          481          --         481
  Series D, 5.80%,
     3/1/20................  AAA             470         260         730          485         268         753
Nebraska Public Power
  District Revenue Bonds,
  5.40%, 1/1/03............  A+              200          --         200          210          --         210
+Nevada Housing Division
  Senior, Series A-2,
  5.50%, 10/1/27...........  Aaa             340          --         340          349          --         349
+Nevada Housing Division,
  Series C (FHA),
  5.65%, 4/1/27............  Aaa             490         245         735          506         253         759
New Jersey Economic
  Development Authority
  Zero Coupon, 3/15/09.....  A+              275          --         275          163          --         163
New Jersey State
  Zero Coupon, 2/15/06.....  AA+             500          --         500          351          --         351
New Mexico Mortgage Finance
  Authority, Series H
  5.35%, 7/1/15............  AAA             485          --         485          500          --         500
New York City, NY General
  Obligation, Series G
  (MBIA)
  5.00%, 8/1/12............  AAA           1,000          --       1,000          996          --         996
New York City, NY
  Industrial Development
  Agency Revenue Bonds
  (FSA)
  6.00%, 11/1/15...........  AAA           1,575         775       2,350        1,683         828       2,511

MAS Funds
Statement of Net Assets (Unaudited) -- (Continued)


                                                    Face Amount                            Value
                                                       (000)                               (000)
                                         ---------------------------------   ---------------------------------
                              Ratings                   PA       Pro Forma                  PA       Pro Forma
                             (Standard   Municipal   Municipal   Combined    Municipal   Municipal   Combined
      March 31, 1998         & Poor's)   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
      --------------         ---------   ---------   ---------   ---------   ---------   ---------   ---------

#New York City, NY General
  Obligation Inverse Bonds
  20.509%, 10/1/03.........  BBB+         $  250      $  100      $  350      $   414     $   165    $    579
New York State Dormitory
  Authority
  5.10%, 5/15/01...........  BBB+            250          --         250          257          --         257
  5.125%, 7/1/11 (FGIC)....  AAA           1,000          --       1,000        1,014          --       1,014
+New York State Mortgage
  Agency Revenue Bonds,
  Series 65
  5.00%, 4/1/20............  Aa2           1,300         550       1,850        1,318         558       1,876
Noblesville, TN High School
  Building Corp. (AMBAC)
  Zero Coupon, 2/15/17.....  AAA             900          --         900          333          --         333
  Zero Coupon, 2/15/19.....  AAA           1,850          --       1,850          615          --         615
Norris, CA School District
  (MBIA)
  Zero Coupon, 5/1/15......  AAA             785          --         785          328          --         328
  Zero Coupon, 5/1/16......  AAA             400          --         400          158          --         158
North Carolina Eastern
  Municipal Power Agency
  Revenue Bonds
  Series B, 6.125%,
     1/1/09................  BBB             350          --         350          378          --         378
  Series C, 5.125%,
     1/1/03................  BBB             450         150         600          460         153         613
North Carolina Housing &
  Finance Agency Revenue
  Bonds
  Series FF, 5.50%,
     9/1/22................  AA              455          --         455          468          --         468
  Series JJ, 5.125%,
     1/1/03................  AA              495         270         765          512         279         791
  Series RR, 5.00%,
     9/1/22................  AA            1,300         550       1,850        1,305         552       1,857
+North Hempstead, NY
  General Obligation,
  Series B (FGIC)
  5.00%, 3/1/12............  Aaa             890          --         890          891          --         891
North Slope Borough, AK
  General Obligation,
  Series B (CGIC)
  Zero coupon, 6/30/04.....  AAA             575         285         860          435         216         651
Northern Illinois
  University Revenue Bond
  (FGIC)
  Zero Coupon, 4/1/15......  AAA             675          --         675          280          --         280
Northwestern, PA School
  District (AMBAC)
  Zero Coupon, 1/15/09.....  AAA              --         450         450           --         272         272
Okomos, MI Public School
  District (MBIA)
  Zero Coupon, 5/1/15......  AAA             900          --         900          375          --         375
Oley Valley, PA School
  District (AMBAC)
  Zero Coupon, 5/15/09.....  AAA             760         760       1,520          452         452         904

MAS Funds
Statement of Net Assets (Unaudited) -- (Continued)


                                                    Face Amount                            Value
                                                       (000)                               (000)
                                         ---------------------------------   ---------------------------------
                              Ratings                   PA       Pro Forma                  PA       Pro Forma
                             (Standard   Municipal   Municipal   Combined    Municipal   Municipal   Combined
      March 31, 1998         & Poor's)   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
      --------------         ---------   ---------   ---------   ---------   ---------   ---------   ---------

Orange County, FL Housing &
  Finance Authority, Single
  Family Mortgage Revenue
  Bonds, Series B
  5.10%, 9/1/27............  AAA          $1,300      $  550      $1,850      $ 1,322     $   559    $  1,881
Parkland, PA School
  District (FGIC)
  4.60%, 9/1/10............  AAA              --         250         250           --         245         245
Penn Hills Township, PA
  Zero Coupon, 6/1/12......  N/R           1,165         450       1,615          528         204         732
Penn Hills Township, PA,
  Series B
  Zero Coupon, 12/1/13.....  N/R              --         500         500           --         208         208
Pennsylvania Convention
  Center Authority
  6.25%, 9/1/04............  BBB              --         250         250           --         267         267
  6.70%, 9/1/16 (FGIC).....  AAA              --         500         500           --         593         593
Pennsylvania Housing &
  Finance Authority
  Series 47, 5.20%,
     4/1/27................  AA+              --         375         375           --         381         381
  Series 48, 5.375%,
     10/1/16...............  AA+              --         300         300           --         307         307
  Series 50A, 5.35%,
     10/1/08...............  AA+              --         220         220           --         227         227
  Series 51, 5.65%,
     4/1/20................  AA+              --         250         250           --         258         258
  Series 52B, 5.55%,
     10/1/12...............  AA+              --         500         500           --         513         513
  Series 59A, 4.95%,
     4/1/25................  AA+              --         550         550           --         554         554
Pennsylvania State,
  Certificate of
  Participation, Series A
  5.00%, 7/1/03............  AAA              --         500         500           --         513         513
Pennsylvania State General
  Obligation (AMBAC)
  Zero coupon, 7/1/05......  AAA              --         375         375           --         271         271
  #0.00%, 4/15/03..........  AAA             775         300       1,075          935         362       1,297
+Philadelphia, PA
  Hospitals, 10.875%,
  7/1/08...................  Aaa              --         140         140           --         180         180
Philadelphia, PA Airport
  Revenue Bonds (FGIC)
  5.50%, 6/15/01...........  AAA           1,340         550       1,890        1,391         571       1,962
Philadelphia, PA Authority
  for Industrial
  Development Revenue
  Bonds, Series A
  6.50%, 10/1/27...........  N/R             220         100         320          237         107         344
Philadelphia, PA Gas Works
  5.80%, 7/1/01............  BBB             350         200         550          366         209         575
Philadelphia, PA General
  Obligation, Series A
  (FGIC)
  5.125%, 5/15/03..........  AAA              --         100         100           --         104         104
  5.40%, 11/15/03..........  AAA             600          --         600          632          --         632

MAS Funds
Statement of Net Assets (Unaudited) -- (Continued)


                                                    Face Amount                            Value
                                                       (000)                               (000)
                                         ---------------------------------   ---------------------------------
                              Ratings                   PA       Pro Forma                  PA       Pro Forma
                             (Standard   Municipal   Municipal   Combined    Municipal   Municipal   Combined
      March 31, 1998         & Poor's)   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
      --------------         ---------   ---------   ---------   ---------   ---------   ---------   ---------

Philadelphia, PA Hospitals
  & Higher Education
  Facilities Authority
  Revenue Bonds
  6.15%, 7/1/05............  BBB+         $  125      $   50      $  175      $   134     $    54    $    188
Philadelphia, PA Municipal
  Authority (FGIC)
  4.90%, 4/1/03............  AAA             500          --         500          513          --         513
Philadelphia, PA School
  District,
  Series A (MBIA)
     5.20%, 7/1/03.........  AAA              --         200         200           --         208         208
  Series B (AMBAC)
     5.00%, 4/1/03.........  AAA              --         550         550           --         567         567
Philadelphia, PA Water &
  Wastewater Revenue Bonds
  (FGIC)
  5.15%, 6/15/04...........  AAA           1,300         550       1,850        1,359         575       1,934
  5.20%, 6/15/05...........  AAA              --         500         500           --         522         522
Pittsburgh, PA General
  Obligation (AMBAC)
  Zero Coupon, 9/1/04......  AAA              --         350         350           --         264         264
  6.50%, 4/1/11............  AAA              --         275         275           --         307         307
Pittsburgh, PA Water &
  Sewer (FGIC)
  Zero Coupon, 9/1/05......  AAA              --         375         375           --         269         269
Port Authority, NY & NJ
  Special Obligation
  Revenue Bonds
  7.00%, 10/1/07...........  N/R             450         250         700          510         283         793
Robinson Township, PA
  6.90%, 5/15/18...........  AAA              --         115         115           --         134         134
+Saline County, KS,
  Zero Coupon, 12/1/15.....  Aaa             750          --         750          303          --         303
San Antonio, TX Electric &
  Gas Revenue Bond (AMBAC)
  Zero Coupon, 2/1/05......  AAA             200          --         200          147          --         147
San Antonio, TX General
  Obligation, TBA
  6.00%, 8/1/06............  AA              500         175         675          550         192         742
San Bernardino County, CA
  Series A (MBIA)
  7.40%, 7/1/16............  AAA           1,150         450       1,600        1,197         468       1,665
Savannah, GA Economic
  Development Authority
  Revenue Bonds
  7.40%, 4/1/26............  N/R             270          40         310          304          45         349
Schuylkill County, PA
  Redevelopment Authority
  (FGIC)
  7.125%, 6/1/13...........  AAA             750          --         750          823          --         823

MAS Funds
Statement of Net Assets (Unaudited) -- (Continued)


                                                    Face Amount                            Value
                                                       (000)                               (000)
                                         ---------------------------------   ---------------------------------
                              Ratings                   PA       Pro Forma                  PA       Pro Forma
                             (Standard   Municipal   Municipal   Combined    Municipal   Municipal   Combined
      March 31, 1998         & Poor's)   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
      --------------         ---------   ---------   ---------   ---------   ---------   ---------   ---------

Scranton, PA Health &
  Welfare Authority
  6.625%, 7/1/09...........  AAA          $   --      $  125      $  125      $    --     $   139    $    139
Skokie, IL Park District,
  Series B, (AMBAC)
  Zero Coupon, 12/1/12.....  AAA           1,750          --       1,750          836          --         836
Southeastern Area Schools,
  PA Revenue Bonds
  Series A, Zero Coupon,
     10/1/06...............  A                --         200         200           --         135         135
  Series B, Zero Coupon,
     10/1/06...............  A                --         390         390           --         263         263
Steel Valley, PA Allegheny
  County
  Zero Coupon, 11/1/17.....  A               650          --         650          231          --         231
Steel Valley, PA School
  District
  Zero Coupon, 11/1/11.....  A               740         430       1,170          375         218         593
Stroud Township, PA Sewer
  Authority (CGIC)
  Zero Coupon, 11/15/05....  AAA              --         375         375           --         267         267
+Tyler, TX Health
  Facilities Development
  Corp.,
  Series A, 5.25%,
     7/1/02................  Baa2            425          --         425          434          --         434
Upper Darby Township, PA
  (AMBAC)
  Zero Coupon, 7/15/11.....  AAA              --         525         525           --         274         274
Utah State Housing Finance
  Agency Series A-2
  5.50%, 7/1/27............  AAA             400          --         400          411          --         411
Washington County, West PA
  Power Co.
  4.95%, 3/1/03............  A                --         150         150           --         154         154
Washington State Public
  Power Supply (MBIA)
  7.00%, 7/1/07............  AA-             375          --         375          438          --         438
  Zero Coupon, 7/1/10......  AAA             475          --         475          260          --         260
++Westmoreland County, PA
  (AMBAC)
  Zero Coupon, 8/1/14......  AAA              --       1,475       1,475           --         644         644
Wisconsin Housing &
  Economic Development
  Authority Home Ownership
  Revenue Bonds
  Series E, 5.125%,
     9/1/26................  AA            1,300         550       1,850        1,314         556       1,870
  Series H, 4.875%,
     3/1/24................  AA            1,350          --       1,350        1,358          --       1,358
Yough, PA School District
  (MBIA)
  Zero Coupon, 10/1/13.....  AAA              --       1,445       1,445           --         661         661
                                                                              -------     -------    --------
Group Total................                                                    73,615      26,469     100,084
                                                                              -------     -------    --------

MAS Funds
Statement of Net Assets (Unaudited) -- (Continued)


                                                    Face Amount                            Value
                                                       (000)                               (000)
                                         ---------------------------------   ---------------------------------
                              Ratings                   PA       Pro Forma                  PA       Pro Forma
                             (Standard   Municipal   Municipal   Combined    Municipal   Municipal   Combined
      March 31, 1998         & Poor's)   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
      --------------         ---------   ---------   ---------   ---------   ---------   ---------   ---------

Asset Backed Corporates
  (0.4%)
ALPS, Series 96-1D
  12.75%, 6/15/06..........  BB-          $  349      $  150      $  499      $   350     $   150    $    500
                                                                              -------     -------    --------
Industrials (0.9%)
Comcast Corp.
  9.37%, 5/15/05...........  BB+             225          75         300          241          80         321
Grand Casinos, Inc.,
  10.125%, 12/1/03.........  BB              250          --         250          272          --         272
Host Marriott Travel Plaza
  9.50%, 5/15/05...........  BB-             175          75         250          186          80         266
Viacom, Inc.
  8.00%, 7/7/06............  BB-             250          --         250          256          --         256
                                                                              -------     -------    --------
Group Total................                                                       955         160       1,115
                                                                              -------     -------    --------
Transportation (0.2%)
*Jet Equipment Trust,
  Series 95-5A C
  10.69%, 5/1/15...........  BBB             100         100         200          130         130         260
                                                                              -------     -------    --------
Yankee (2.3%)
Koren Development Bank
  7.375%, 9/17/04..........  BB+             825         285       1,110          748         259       1,007
*Rae Laffan Liquefied
  Natural Gas Co.
  8.294%, 3/15/14..........  BBB+            400          --         400          414          --         414
*Republic of Panama
  7.875%, 2/13/02..........  BB+             310         145         455          311         145         456
Rogers Cablesystems Ltd.
  10.00%, 3/15/05..........  BB+             125          50         175          140          56         196
*Samsung Electronics Co.
  7.45%, 10/1/02...........  B+              750          --         750          673          --         673
                                                                              -------     -------    --------
Group Total................                                                     2,286         460       2,746
                                                                              -------     -------    --------
Total Fixed Income
  Securities (Cost $71,355,
  $25,019 and $96,374,
  respectively)............                                                    77,336      27,369     104,705
                                                                              -------     -------    --------
CASH EQUIVALENTS (16.6%)


                                                       Shares
                                        ---------------------------------

Money Market Instruments (4.3%)
Dreyfus Basic Municipal
  Money Market Fund.......              2,113,255         --    2,113,255      2,113          --       2,113
Dreyfus PA Municipal Money
  Market Fund.............                     --    408,571      408,571         --         409         409
Vanguard Municipal Bond
  Money Market Fund.......              2,115,174         --    2,115,174      2,115          --       2,115
Vanguard PA Tax-Free Money
  Market Fund.............                     --    418,826      418,826         --         419         419
                                                                             -------     -------    --------
Group Total...............                                                     4,228         828       5,056
                                                                             -------     -------    --------

MAS Funds
Statement of Net Assets (Unaudited) -- (Continued)


                                                    Face Amount                            Value
                                                       (000)                               (000)
                                         ---------------------------------   ---------------------------------
                              Ratings                   PA       Pro Forma                  PA       Pro Forma
                             (Standard   Municipal   Municipal   Combined    Municipal   Municipal   Combined
      March 31, 1998         & Poor's)   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
      --------------         ---------   ---------   ---------   ---------   ---------   ---------   ---------

Municipals (10.1%)
##Abilene, TX Health
  Facilities Development
  Corp., (MBIA)
  3.70%, 9/19/25...........     AAA       $1,600      $   --      $1,600      $ 1,600     $    --    $  1,600
##Chelsen, MA Lease, Series
  A (FSA)
  3.80%, 6/6/23............     AAA        1,600          --       1,600        1,600          --       1,600
##Henrico County, VA
  Industrial Development
  Authority (FSA)
  3.65%, 8/23/27...........     AAA        1,600          --       1,600        1,600          --       1,600
##Kansas State Development
  Finance Authority, Series
  E
  3.75%, 3/15/24...........     AAA        1,000          --       1,000        1,000          --       1,000
##Pennsylvania Housing &
  Finance Agency
  3.62%, 10/3/23...........     AA+        1,000          --       1,000        1,000          --       1,000
##Pennsylvania State Higher
  Education Assistance
  Agency, Student Loan
  SAVRS (AMBAC)
  3.70%, 3/1/22............     AAA        1,000          --       1,000        1,000          --       1,000
##Wake County, NC
  Industrial Facilities &
  Pollution Control Revenue
  (AMBAC)
  3.78%, 5/1/24............     AAA        1,500          --       1,500        1,500          --       1,500
##Wichita, KS Hospital
  Bonds, Series III-A
  (MBIA)
  3.66%, 10/20/17..........     AAA        1,600          --       1,600        1,600          --       1,600
##York County, PA Hospital
  Authority Revenue Bonds
  (AMBAC)
  3.65%, 7/1/21............     AAA        1,000          --       1,000        1,000          --       1,000
                                                                              -------     -------    --------
Group Total................                                                    11,900          --      11,900
                                                                              -------     -------    --------
U.S. Treasury Security
  (1.3%)
++U.S. Treasury Bond
  8.75%, 8/15/20...........     Tsy        1,175          --       1,175        1,566          --       1,566
                                                                              -------     -------    --------
Repurchase Agreements (0.9%)
Chase Securities, Inc.
  5.75%, dated 3/31/98, due
  4/1/98, collateralized by
  various U.S. Government
  Obligations,
  due 4/1/98-11/15/99......                  777         257       1,034          777         257       1,034
                                                                              -------     -------    --------
Total Cash Equivalents
  (Cost $18,372, $1,085 and
  $19,457, respectively)...                                                    18,471       1,085      19,556
                                                                              -------     -------    --------

MAS Funds
Statement of Net Assets (Unaudited) -- (Continued)


                                                                            Value
                                                                            (000)
                                                            -------------------------------------
                                                                             PA        Pro Forma
                                                            Municipal    Municipal     Combined
                                                            Portfolio    Portfolio     Portfolio
                                                            ----------   ----------   -----------

Total Investments (105.2%) (Cost $89,727, $26,104 and
  $115,831, respectively).................................  $   95,807   $   28,454   $   124,261
                                                            ----------   ----------   -----------
Other Assets and Liabilities (-5.2%)
  Cash....................................................           5           --             5
  Interest Receivable.....................................         729          310         1,039
  Receivable for Daily Variation Margin on Futures
     Contracts............................................          --            1             1
  Receivable for Fund Shares Sold.........................           5           --             5
  Unrealized Gain on Swap Agreements......................          58           26            84
  Other Assets............................................           3            1             4
  Payable for Investments Purchased.......................      (6,461)        (703)       (7,164)
  Payable for Fund Shares Redeemed........................          (1)          (2)           (3)
  Payable for Administrative Fees.........................          (6)          (2)           (8)
  Payable for Investment Advisory Fees....................         (71)         (17)          (88)
  Payable for Trustees' Deferred Compensation Plan........          (2)          (1)           (3)
  Payable for Daily Variation Margin on Futures Contracts.          (3)          --            (3)
  Other Liabilities.......................................         (31)         (32)          (63)
                                                            ----------   ----------   -----------
                                                                (5,775)        (419)       (6,194)
                                                            ----------   ----------   -----------
NET ASSETS (100%).........................................  $   90,032   $   28,035   $   118,067
                                                            ==========   ==========   ===========
INSTITUTIONAL CLASS
Net Assets
Outstanding shares of beneficial interest (unlimited
  authorization, no par value)............................   7,639,910    2,365,547    10,019,514
                                                            ----------   ----------   -----------
NET ASSET VALUE PER SHARE.................................      $11.78       $11.85        $11.78
                                                            ==========   ==========   ===========
Net Assets Consist of:
                                                            $   84,308   $   25,754   $   110,062
Paid in Capital...........................................
                                                                    61           23            84
Undistributed Net Investment Income (Loss)................
                                                                  (445)        (112)         (557)
Undistributed Realized Net Gain (Loss)....................
Unrealized Appreciation (Depreciation) on:
                                                                 6,080        2,350         8,430
  Investment Securities...................................
                                                                    28           20            48
  Futures and Swaps.......................................
                                                            ----------   ----------   -----------
                                                            $   90,032   $   28,035   $   118,067
Net Assets................................................
                                                            ==========   ==========   ===========

---------------

++ A portion of these securities was pledged to cover margin requirements for futures contracts.
*      144A security. Certain conditions for public sale may exist.
+ Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
# Step Bond-Coupon increases in increments to maturity. Rate disclosed is as of March 31, 1998. Maturity disclosed is the ultimate maturity.
##     Variable or Floating rate security -- rating disclosed is as of March 31, 1998.
AMBAC  American Municipal Bond Assurance Corp.
CGIC   Capital Guaranty Insurance Corp.
FGIC   Financial Guaranty Insurance Corp.
FHA    Federal Housing Administration
FSA    Financial Security Assurance
MBIA   Municipal Bond Insurance Association
PSFG   Permanent School Fund Guaranteed
N/R Not rated by Moody's Investor Service, Inc., Standard & Poor's Corporation or Fitch.
TBA Security is subject to delayed delivery.

MAS Funds
Projected Pro Forma Combined Statement of Operations
March 31, 1998 (Unaudited)


                                                                          PA           Pro Forma
                                                       Municipal       Municipal       Municipal
                                                       Portfolio       Portfolio       Portfolio
                                                         (000)           (000)           (000)
                                                     -------------   -------------   -------------

Investment Income
  Interest.........................................         $3,910          $1,444          $5,354
                                                            ------          ------          ------
Expenses
  Investment Advisory Services.....................           $282            $102            $384
  Less: Waived Fees................................   (28)     254    (27)      75    (42)     342
  Administrative Fee...............................             60              22              82
  Custodian Fee....................................              5               5              10
  Audit Fee........................................             18              18              23
  Legal Fee........................................              1               1               2
  Other Expenses...................................             41              18              59
                                                            ------          ------          ------
          Total Expenses...........................            379             139             518
                                                            ------          ------          ------
  Expense Offset...................................             (3)             (3)             (6)
                                                            ------          ------          ------
     Net Expenses..................................            376             136             512
                                                            ------          ------          ------
       Net Investment Income.......................          3,534           1,308           4,842
                                                            ------          ------          ------
Realized Net Gain (Loss)
  Investment Securities............................           (109)            (72)           (181)
  Futures..........................................           (126)             44             (82)
                                                            ------          ------          ------
     Realized Net Gain (Loss)......................           (235)            (28)           (263)
                                                            ------          ------          ------
Change in Unrealized Appreciation (Depreciation)
  Investment Securities............................          3,923           1,331           5,254
  Futures and Swaps................................           (407)           (177)           (584)
                                                            ------          ------          ------
     Unrealized Appreciation (Depreciation)........          3,516           1,154           4,670
                                                            ------          ------          ------
       Net Gain (Loss).............................          3,281           1,126           4,407
                                                            ------          ------          ------
Net Increase (Decrease) in Net Assets Resulting
  from Operations..................................         $6,815          $2,434          $9,249
                                                            ======          ======          ======

             See notes to pro forma combined financial statements.

                                 CAPITALIZATION

     The following table sets forth the capitalization of each fund as of March 31, 1998, and the pro forma combined capitalization of both funds as if the reorganization had occurred on such date. The table reflects pro forma exchange ratios of approximately 1.006 shares being issued for each share of your fund. If the reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both the Municipal Portfolio and your fund between March 31, 1998 and the reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of the Municipal Portfolio and your fund during that period resulting from income and distributions, and changes in the accrued liabilities of the Municipal Portfolio and your fund during the same period.

                                                                    March 31, 1998
                                                        ---------------------------------------
                                                                          PA         Pro Forma
                                                        Municipal     Municipal      Municipal
                                                        Portfolio     Portfolio      Portfolio
                                                        ----------    ----------    -----------

Net Assets............................................ $90,031,878   $28,035,483   $118,067,361
Net Asset Value Per Share............................. $     11.78   $     11.85   $      11.78
Shares Outstanding....................................   7,639,910     2,365,547     10,019,514

     It is impossible to predict how many shares of the Municipal Portfolio will actually be received and distributed by your fund on the reorganization date. The table should not be relied upon to determine the amount of the Municipal Portfolio shares that will actually be received and distributed.

Notes to Pro Forma Combined Financial Statements -- (Unaudited)

     Each of the Municipal Potfolio and PA Municipal Potfolio had in place an identical management fee agreement and a voluntary expense limitation of .50% of net assets. Accordingly, the pro forma adjustments only represent the elimination of duplicate expenses and an offsetting reduction in the fee waiver required as a result of the voluntary expense limitation.

     Pro forma information is intended to provide shareholders of MAS Funds with information about the impact of the proposed merger by indicating how the merger might have affected the information had the merger been consummated as of March 31, 1998.

     The pro forma combined statements of net assets and results of operations as of March 31, 1998, have been prepared to reflect the merger of the Municipal Portfolio and PA Municipal Portfolio.

                                    MAS FUNDS
                             PA MUNICIPAL PORTFOLIO
           PROXY FOR SPECIAL MEETING OF SHAREHOLDERS, OCTOBER 30, 1998

         The undersigned Shareholder(s) of the PA Municipal Portfolio (the "Portfolio") of MAS Funds (the "Fund") hereby appoint(s) Lorraine Truten, James
A. Gallo, and Richard J. Shoch, and each of them (each with full power of substitution), as the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders of the Fund to be held on October 30, 1998 and any adjournments thereof (the "Meeting"), to vote all of the shares of the Portfolio that the signer would be entitled to vote if personally present at the Meeting on the proposal set forth below and, in accordance with their own discretion, on any other matters properly brought before the Meeting. Said proxies are directed to vote or refrain from voting pursuant to the Proxy Statement as checked below upon the following matters:


     This proxy is solicited on behalf of the Board of Trustees of the Fund and will be voted "FOR" the proposal unless otherwise indicated.

Please vote by filling in the appropriate box below, as shown, using blue or black ink or dark pencil. Do not use red ink.

Proposal:    Approval of the Agreement and Plan of Reorganization and
             Liquidation between PA Municipal Portfolio and Municipal Portfolio.

                  [   ]  FOR            [   ]  AGAINST          [   ]  ABSTAIN

         In accordance with their own discretion, the proxies are authorized to vote on such other business as may properly come before the Meeting.

         All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed proxy is returned, such shares will be voted in accordance with the recommendations of the Board of Trustees FOR the Proposal.

         The undersigned acknowledges receipt with this proxy of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement of the Board of Trustees.


                                   Please date, sign and return promptly.

                                   Dated: _______________________________, 1998


         Your signature(s) on this proxy should be exactly as your name or names appear on this proxy. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.


                                   ---------------------------------------------
                                                     Signature

                                   ---------------------------------------------
                                                     Signature

                                    MAS FUNDS

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification.

Reference is made to Article V of Registrant's By-Laws dated November 18, 1993, which is incorporated by reference. Registrant hereby also makes the undertaking consistent with rule 484 under the Securities Act of 1933, as amended.

The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgements, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, or whether by or in the right of the Trust, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of self-dealing, willful misconduct or recklessness. Expenses, including counsel fees so incurred by any such Covered Person, may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding on the condition that the amounts so paid shall be repaid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article.

Item 16. Exhibits

         (1) Amended and Restated Agreement and Declaration of Trust dated November 18, 1993, is incorporated by reference to Exhibit
                   (1) to the Registrant's Post-Effective Amendment No. 42 on Form N-1A, as filed on July 15, 1996.

         (2) Amended and Restated By-Laws dated November 21, 1996, are incorporated by reference to Exhibit (2) to the Registrant's Post-Effective Amendment No. 43 on Form N-1A, filed on January 29, 1997.

         (3)       Inapplicable.

         (4) Form of Agreement and Plan of Reorganization and Liquidation is filed herewith.

         (5)       Inapplicable.

         (6) Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP dated May 31, 1997, is incorporated by reference to Exhibit (5)(b) to the Registrant's Post-Effective Amendment No. 44 on Form N-1A, as filed on June 13, 1997.

         (7) Distribution Agreement with MAS Fund Distribution, Inc. dated May 31, 1997, is incorporated by reference to Exhibit (6)(b) to the Registrant's Post-Effective Amendment No. 50 on Form N-1A, filed on July 10, 1998.

         (8) Deferred Compensation Plan for MAS Funds Board of Trustees is incorporated by reference to Exhibit 8(c) of the Registrant's Post-Effective Amendment No. 44 on Form N-1A, filed on June 13, 1997.

         (9)(a) Custodian Agreement between Registrant and Morgan Stanley Trust Company dated September 1, 1993 is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996, as originally filed with Post-Effective Amendment No. 29 on Form N-1A on December 27, 1993.

         (9)(b) Custodian Agreement between Registrant and United States Trust Company of New York dated July 22, 1994 is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

         (9)(c) Amendment dated January 3, 1996 between Registrant and Morgan Stanley Trust Company is incorporated by reference to Exhibit
                   (8)(c) of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

         (9)(d) Amendment dated July 22, 1994 to the Custody Agreement between the Registrant and United States Trust Company of New

                   York is incorporated by reference to Exhibit (8)(e) of Post-Effective Amendment No. 46 on Form N-1A, as filed on January 29, 1998.

         (10)(a) Distribution Plan relating to the Adviser Class Shares and pursuant to Rule 12b-1 is incorporated by reference to Exhibit (15) of of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

         (10)(b) Rule 18f-3 Multiple Class Plan is incorporated by reference to Exhibit (18) of Post-Effective Amendment No. 41, as filed on January 30, 1996.

         (11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is filed herewith.

         (12) Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is filed herewith.

         (13)(a) Sub-Administration Agreement with MAS Funds and United States Trust Company of New York dated November 18, 1993 is incorporated by reference to Exhibit (9)(b) of the Registrant's Post-Effective Amendment No. 46 on Form N-1A as filed on January 29, 1998.

         (13)(b) Transfer Agency Agreement with United States Trust Company of New York dated November 18, 1993, as amended February 9, 1995 and November 18, 1996, is incorporated by reference to Exhibit (9)(c) of the Registrant's Post-Effective Amendment No. 46 on Form N-1A as filed on January 29, 1998.

         (13)(c) Administrative Agreement with MAS Funds and Miller Anderson & Sherrerd, LLP is incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 43 on Form N-1A, as filed on January 29, 1997.

         (13)(d) Investment Class Shareholder Service Agreement is incorporated by reference to Exhibit (15)(a) of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

         (13)(e) Investment Class Service Provider Agreement is incorporated by reference to Exhibit (15)(b) of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

         (14)      Consent of PricewaterhouseCoopers LLP is filed herewith.

         (15)      Inapplicable.

         (16) Powers of Attorney for Joseph P. Healey, Joseph J. Kearns, John H. Grady, Jr., Lorraine Truten, C. Oscar Morong, Jr., Thomas L. Bennett, James D. Schmid, Vincent R. McLean and Thomas P. Gerrity are incorporated by reference to Exhibit
                   (24) of the Registrant's Post-Effective Amendment No. 46 on Form N-1A, as filed January 29, 1998.

         (17)(a) Prospectus for MAS Funds' Institutional Class Shares dated January 31, 1998, as revised May 13, 1998, and as supplemented August 27, 1998, is filed herewith.

         (17)(b) Statement of Additional Information for MAS Funds dated January 31, 1998 is filed herewith.

         (17)(c) Audited Financial Statements dated September 30, 1997 for the MAS Funds are filed herewith.

         17(d) Unaudited Semi-Annual Financial Statements dated March 31, 1998 for the MAS Funds are filed herewith.

Item 17. Undertakings.

                  The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

                  As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of the Registrant in Philadelphia on the 2nd day of September, 1998.

                                       MAS FUNDS
                                       Registrant


                                       By:             *
                                          ------------------------------
                                            James D. Schmid, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity on the dates indicated.

        *                         Trustee                     September 2, 1998
--------------------------
Thomas L. Bennett

        *                         Trustee                     September 2, 1998
--------------------------
Thomas P. Gerrity

        *                         Trustee                     September 2, 1998
--------------------------
Joseph P. Healey

        *                         Trustee                     September 2, 1998
--------------------------
Joseph J. Kearns

        *                         Trustee                     September 2, 1998
--------------------------
Vincent R. McLean

        *                         Trustee                     September 2, 1998
--------------------------
C. Oscar Morong, Jr.

        *                         President                   September 2, 1998
--------------------------
James D. Schmid

/s/ James A. Gallo                Principal Financial         September 2, 1998
--------------------------        Officer
James A. Gallo


*By: /s/ John H. Grady, Jr.
    ----------------------
       John H. Grady, Jr.
       Attorney-in-Fact

                                  Exhibit Index


         1 Amended and Restated Agreement and Declaration of Trust dated November 18, 1993, is incorporated by reference to Exhibit
                   (1) to the Registrant's Post-Effective Amendment No. 42 on Form N-1A, as filed on July 15, 1996.

         2 Amended and Restated By-Laws dated November 21, 1996, are incorporated by reference to Exhibit (2) to the Registrant's Post-Effective Amendment No. 43 on Form N-1A, filed on January 29, 1997.

         3         Inapplicable

         4 Form of Agreement and Plan of Reorganization and Liquidation is filed herewith.

         5         Inapplicable.

         6 Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP dated May 31, 1997, is incorporated by reference to Exhibit (5)(b) to the Registrant's Post-Effective Amendment No. 44 on Form N-1A, as filed on June 13, 1997.

         7 Distribution Agreement with MAS Fund Distribution, Inc. dated May 31, 1997, is incorporated by reference to Exhibit (6)(b) to the Registrant's Post-Effective Amendment No. 50 on Form N-1A, filed on July 10, 1998.

         8 Deferred Compensation Plan for MAS Funds Board of Trustees is incorporated by reference to Exhibit 8(c) of the Registrant's Post-Effective Amendment No. 44 on Form N-1A, filed on June 13, 1997.

         9(a) Custodian Agreement between Registrant and Morgan Stanley Trust Company dated September 1, 1993 is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996, as originally filed with Post-Effective Amendment No. 29 on Form N-1A on December 27, 1993.

         9(b) Custodian Agreement between Registrant and United States Trust Company of New York dated July 22, 1994 is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

         9(c) Amendment dated January 3, 1996 between the Registrant and Morgan Stanley Trust Company and is incorporated by reference to Exhibit (8)(c) of of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

         9(d) Amendment dated July 22, 1994 to the Custody Agreement between the Registrant and United States Trust Company of New York is incorporated by reference to Exhibit (8)(e) of Post-Effective Amendment No. 46 on Form N-1A, as filed on January 29, 1998.

         10(a) Distribution Plan relating to the Adviser Class Shares and pursuant to Rule 12b-1 is incorporated by reference to Exhibit (15) of of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

         10(b) Rule 18f-3 Multiple Class Plan is incorpoirated by reference to Exhibit 18 of Post-Effective Amendment No. 41, as filed on January 30, 1996.

         11 Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is filed herewith.

         12 Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is filed herewith.

         13(a) Sub-Administration Agreement with MAS Funds and United States Trust Company of New York dated November 18, 1993 is incorporated by reference to Exhibit (9)(b) of the Registrant's Post-Effective Amendment No. 46 on Form N-1A as filed on January 29, 1998.

         13(b) Transfer Agency Agreement with United States Trust Company of New York dated November 18, 1993, as amended Februay 9, 1995 and November 18, 1996, is incorporated by reference to Exhibit (9)(c) of the Registrant's Post-Effective Amendment No. 46 on Form N-1A as filed on January 29, 1998.

         13(c) Administrative Agreement with MAS Funds and Miller Anderson & Sherrerd, LLP is incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 43 on Form N-1A, as filed on January 29, 1997.

         13(d) Investment Class Shareholder Service Agreement is incorporated by reference to Exhibit (15)(a) of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

         13(e) Investment Class Service Provider Agreement is incorporated by reference to Exhibit (15)(b) of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

         14        Consent of PricewaterhouseCooppers LLP is filed herewith.

         15        Inapplicable

         16 Powers of Attorney for Joseph P. Healey, Joseph J. Kearns, John H. Grady, Jr., Lorraine Truten, C. Oscar Morong, Jr., Thomas L. Bennett, James D. Schmid, Vincent R. McLean and Thomas P. Gerrity are incorporated by reference to Exhibit
                   (24) of the Registrant's Post-Effective Amendment No. 43 on Form N-1A, as filed January 29, 1997.

         17(a) Prospectus for MAS Funds' Institutional Class Shares dated January 31, 1998, as revised May 13, 1998, and as supplemented August 27, 1998, is filed herewith.

         17(b) Statement of Additional Information for MAS Funds dated January 31, 1998, is filed herewith.

         17(c) Audited Financial Statements dated September 30, 1997 for the MAS Funds is filed herewith.

         17(d) Unaudited Semi-Annual Financial Statements dated March 31, 1998 for the MAS Funds are filed herewith.